USAA LIFE INSURANCE COMPANY
VARIABLE ANNUITY
--------------------------------------------------------------------------------
ANNUAL REPORT

DECEMBER 31, 1996


                                                     [LOGO OF USAA APPEARS HERE]

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

TABLE OF CONTENTS

This report is for the information of USAA Life Variable Annuity contractowners and others who have received a copy of the currently effective Variable Annuity prospectus. It may be used as sales literature only when preceded or accompanied by a current prospectus which includes complete information. The USAA Life Variable Annuity is distributed by USAA Investment Management Company, a registered broker dealer.



PRESIDENT'S MESSAGE...........................................................          3
USAA LIFE VARIABLE ANNUITY SEPARATE ACCOUNT...................................  A-7--A-17
Overview of the Variable Annuity Fund Accounts................................        A-9
Independent Auditors' Report..................................................       A-10
Statements of Assets and Liabilities..........................................       A-11
Statements of Operations......................................................       A-12
Statements of Changes in Net Assets...........................................       A-13
Notes to Financial Statements.................................................       A-14

USAA LIFE INVESTMENT TRUST.................................................... B-19--B-64
USAA Life VA Money Market Fund - An Overview..................................       B-21
USAA Life VA Income Fund - An Overview........................................       B-23
USAA Life VA Growth and Income Fund - An Overview.............................       B-25
USAA Life VA World Growth Fund - An Overview..................................       B-27
USAA Life VA Diversified Assets Fund - An Overview............................       B-31
Independent Auditors' Report..................................................       B-34
USAA Life VA Money Market Fund Portfolio of Investments in Securities.........       B-35
USAA Life VA Income Fund Portfolio of Investments in Securities...............       B-38
USAA Life VA Growth and Income Fund Portfolio of Investments in Securities....       B-40
USAA Life VA World Growth Fund Portfolio of Investments in Securities.........       B-44
USAA Life VA Diversified Assets Fund Portfolio of Investments in Securities...       B-53
Notes to Portfolios of Investments in Securities..............................       B-55
Statements of Assets and Liabilities..........................................       B-56
Statements of Operations......................................................       B-57
Statements of Changes in Net Assets...........................................       B-58
Notes to Financial Statements.................................................       B-60

SCUDDER VARIABLE LIFE INVESTMENT FUND (VLIF)
   CAPITAL GROWTH PORTFOLIO................................................... C-65--C-83
Letter from the Fund's President..............................................       C-67
Capital Growth Portfolio Management Discussion................................       C-68
Capital Growth Portfolio Summary..............................................       C-69
Investment Portfolio..........................................................       C-70
Financial Statements..........................................................       C-74
Financial Highlights..........................................................       C-77
Notes to Financial Statements.................................................       C-78

THE ALGER AMERICAN FUND
  ALGER AMERICAN GROWTH PORTFOLIO............................................. D-85--D-99
Portfolio Highlights..........................................................       D-89
Schedule of Investments.......................................................       D-90
Financial Highlights..........................................................       D-92
Statement of Assets and Liabilities...........................................       D-93
Statement of Operations.......................................................       D-94
Statement of Changes in Net Assets............................................       D-95
Notes to Financial Statements.................................................       D-97

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

                   USAA LIFE VARIABLE ANNUITY ANNUAL REPORT

                              PRESIDENT'S MESSAGE

                          FROM THE DESK OF ED ROSANE


                       [PHOTO OF ED ROSANE APPEARS HERE]


It seems like only yesterday that we were celebrating the close of 1995 and the state of generally positive economic conditions which prevailed throughout 1996. Early on in the year, bearish analysts kept us on the edge of our seats waiting for the inevitable market correction. And for awhile in July, we all thought it had finally hit but the downturn didn't endure. In fact, the Dow Jones Industrial Average broke 44 records throughout the year in its climb to a year-end close of 6448.27. This 26 percent increase over 1995 represented the Dow's sixth consecutive year to post a record high closing - a first for the index in its 100-year history. The year's only dark cloud was the lagging bond market.

1996 was also a record setting year for USAA Life's Variable Annuity. We issued 2,684 contracts bringing the total number of contractowners to 3,673. In addition, you paid in $70,018,413 in premium bringing the product's net assets to $98,518,442.

                                                            1996 ANNUAL REPORT 3

                   USAA LIFE VARIABLE ANNUITY ANNUAL REPORT

                              PRESIDENT'S MESSAGE


HOW THE MARKET FARED
--------------------

Keeping up with market activity on a daily basis was a bit challenging in 1996. As you review the performance of the Variable Annuity's fund accounts, an overview of key market indicators will help you keep things in perspective. The data to the right reflects the status of such indicators as of the close of the last business day of each month as reported in the Wall Street Journal.

HOW THE MARKET AFFECTED USAA LIFE'S VARIABLE ANNUITY
----------------------------------------------------

Once again, the performance of USAA Life's Variable Annuity fund accounts emulated the market's activity. In fact, six out of seven closed the year at an accumulation unit value (AUV) higher than that posted at the end of 1995 providing contractowners solid returns. (The AUV for each fund account as of December 31, 1996 can be found on page A-9.)

The table to the right provides the AUV average annual total returns for each fund account which includes the deduction of all contract charges. As you review this information, keep in mind that performance may not give you a sense of a fund account's volatility, which you need to assess. It is equally important to know the relationship between risk and reward so you can better determine if the investment options you choose are in line with your long-term goals.

                               MARKET INDICATORS

                                                          Lehman Brothers
                       Dow Jones          Fed Funds     Long-Term Treasury
                   Industrial Average   Interest Rate    Bond Index Yield
                   ------------------   -------------   ------------------
December 29, 1995       5117.12             5.40%             6.00%
January 31, 1996        5395.30             5.86%             6.04%
February 29, 1996       5485.62             5.98%             6.57%
March 29, 1996          5587.14             5.28%             6.80%
April 30, 1996          5569.08             5.43%             7.04%
May 31, 1996            5643.18             5.49%             7.14%
June 28, 1996           5654.63             5.51%             7.00%
July 31, 1996           5528.91             5.95%             7.05%
August 30, 1996         5616.21             5.31%             7.24%
September 30, 1996      5882.17             6.00%             7.02%
October 31, 1996        6029.38             5.77%             6.69%
November 29, 1996       6521.70             5.85%             6.42%
December 31, 1996       6448.27             6.80%             6.71%

                       AUV AVERAGE ANNUAL TOTAL RETURNS

                                               One Year         Since Inception
                                          (12/31/95-12/31/96)  (2/6/95-12/31/96)
USAA Life VA Money Market  Fund Account          3.85%               4.17%
USAA Life VA Income Fund  Account               -0.70%               8.91%
USAA Life VA Growth and Income Fund Account     22.50%              25.40%
USAA Life VA World Growth Fund Account/1/       19.64%              20.57%
USAA Life VA Diversified Assets
 Fund Account                                   12.90%              18.49%
Scudder VLIF Capital Growth Portfolio           18.58%              23.10%
Alger American Fund Growth Portfolio            11.89%              22.14%

/1/ Foreign investing is subject to additional risks which are discussed in the Variable Annuity prospectus.

The performance data quoted represent past performance and do not represent the actual experience of amounts invested by a particular owner. Past performance is not a guarantee of future returns. An investment in the USAA Life VA Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1. The principal value contributed to the other six fund accounts will fluctuate. When variable annuity accumulation units are redeemed, they may be worth more or less than their original cost.

4 ANNUAL REPORT 1996

                   USAA LIFE VARIABLE ANNUITY ANNUAL REPORT

                              PRESIDENT'S MESSAGE

KEEPING UP WITH YOUR CONTRACT
-----------------------------

To ensure that your Variable Annuity is working to its fullest potential, you may want to take time to conduct a review at least once a year.


MAKING THE TIME
---------------

Some people find it easiest to schedule this annual review at the start of a new year when a "fiscally fit" attitude is adopted and new habits are established. One habit to consider is to make saving for retirement a line-item expense on your budget. In addition, you may want to consider an automatic investment program which enables your money to flow straight from your bank or credit union account to your Variable Annuity. By simply adding a little each month, let the money work for you to supplement your savings for retirement.

Others find that tax season works best since they have just determined how their money was spent the previous year. If after preparing your income tax return you find yourself giving more to Uncle Sam, you might want to explore your options. Increasing contributions to your retirement plan might enable you to decrease your current tax liability and at the same time set aside more money to meet your longer-term objectives.

Another opportune time to consider a review is your anniversary date of employment or following a performance review. Often times these events can result in pay increases or bonus allocations -- excellent incentives for adding more to your long-term financial plan.


WHAT TO LOOK FOR
----------------

Once you make the commitment to conduct a review, start with your goals.
Goals should be updated to reflect changes in your personal circumstances such as marriage, divorce, the birth of a child, a change in jobs, children graduating from college, or retirement. Also ask yourself if your time frame for achieving your goals has changed.

In addition, you should review your investment allocation. If either your goals or time frame have changed, you may want to alter your investment strategy. But as you explore different investment options, consider a fund account's volatility and the amount of risk you are willing to accept.

Unfortunately, many individuals decide to change their investment allocation in reaction to market swings. It's a natural impulse to change to different investment options in a down market. Such changes may be appropriate but you should stay focused on your long-term goals. If you have a long retirement horizon, your shrewdest move could be to continue with the same allocation strategy. And, it may also be a good time to consider contributing more to your Variable Annuity.

If you do decide to make a change in your investment strategy and want to explore the options of transferring money among the Variable Annuity's fund accounts, a USAA Life Account Representative can assist you. You can transfer money among any of the seven variable fund accounts without charge. However, there are limitations on withdrawals from the Fixed Fund Account which could cause some transfers to be subject to a surrender charge. These limitations are outlined in your contract and prospectus.


LOOKING FORWARD
---------------

Saving for retirement is a lifelong process which requires planning, time and effort. At USAA Life, we try to make it as easy as possible for you to get the job done. A salaried Account Representative is only a toll-free telephone call away to assist you with an annual review or to discuss changes to your investment allocation. You can ask us questions and, in some instances, we'll have a few of our own. In this way, we can provide you with accurate and complete information which you need in order to keep your plan on track.

More than ever before you are dependent on yourself for a retirement income that will meet your needs. As always, USAA Life is here to work with you to make sure you meet your long-term objectives.

1-800-531-4440 (456-9050 in San Antonio)

Sincerely,

/s/ EDWIN L. ROSANE
-------------------------------
    Edwin L. Rosane, CLU, FLMI
    President
    USAA Life Insurance Company

                                                          1996  ANNUAL REPORT  5

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

                                                                       USAA LIFE
                                                                VARIABLE ANNUITY
                                                                SEPARATE ACCOUNT
--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               December 31, 1996












                                                     [LOGO OF USAA APPEARS HERE]

                     [THIS PAGE LEFT BLANK INTENTIONALLY]


                                          SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
                                                            AN OVERVIEW
                           Variable Annuity Fund Accounts                                  December 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
                                                 Accumulation      AUV Average Annual       AUV Average Annual
                           Objective              Unit Value         Total Return              Total Return
                                                    (AUV)              One Year              Since Inception
------------------------------------------------------------------------------------------------------------------------------------
                      Seeks the highest level
USAA LIFE VA          of current income con-
MONEY MARKET          sistent with preserva-        $ 1.08                3.85%                   4.17%
FUND ACCOUNT          tion of capital and
                      maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------

USAA LIFE VA          Seeks maximum
INCOME FUND           current income without        $11.79               -0.70%                   8.91%
ACCOUNT               undue risk to principal

------------------------------------------------------------------------------------------------------------------------------------

USAA LIFE VA
GROWTH AND            Seeks capital growth
INCOME FUND           and current income            $15.43               22.50%                  25.40%
ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------

USAA LIFE VA
WORLD GROWTH          Seeks long-term
FUND ACCOUNT/1/       capital appreciation          $14.31               19.64%                  20.57%

------------------------------------------------------------------------------------------------------------------------------------
                      Seeks long-term capital
USAA LIFE  VA         growth, consistent with
DIVERSIFIED ASSETS    preservation of capital       $13.84               12.90%                  18.49%
FUND ACCOUNT          and balanced by
                      current income
------------------------------------------------------------------------------------------------------------------------------------

SCUDDER VLIF          Seeks to maximize
CAPITAL GROWTH        long-term                     $14.89               18.58%                  23.10%
PORTFOLIO             capital growth

------------------------------------------------------------------------------------------------------------------------------------

ALGER AMERICAN        Seeks long-term
GROWTH PORTFOLIO      capital appreciation          $14.67               11.89%                  22.14%

------------------------------------------------------------------------------------------------------------------------------------

/1/ Foreign investing is subject to additional risks which are discussed in the Variable Annuity prospectus.

The inception date for the variable annuity fund accounts is February 6, 1995, the date USAA Life's Variable Annuity was first available for purchase in some states. The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission which includes the deduction of all contract charges.

The performance data quoted represent past performance and do not represent the actual experience of amounts invested by a particular owner. Past performance is not a guarantee for future returns. An investment in the USAA Life VA Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1. The principal value contributed to the other six fund accounts will fluctuate. When variable annuity accumulation units are redeemed, they may be worth more or less than their original cost.


                                                          1996 ANNUAL REPORT A-9

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                         INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS OF USAA LIFE INSURANCE COMPANY
AND CONTRACTOWNERS OF THE SEPARATE ACCOUNT OF
USAA LIFE INSURANCE COMPANY:

We have audited the accompanying statements of assets and liabilities of the USAA Life Variable Annuity (VA) Money Market Fund Account, USAA Life VA Income Fund Account, USAA Life VA Growth and Income Fund Account, USAA Life VA World Growth Fund Account, USAA Life VA Diversified Assets Fund Account, Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund, and American Growth Portfolio of the Alger American Fund available within the Separate Account of USAA Life Insurance Company as of December 31, 1996, the related statements of operations for the year ended December 31, 1996, the statements of changes in net assets for the year ended December 31, 1996 and the period February 6, 1995 (commencement of operations) through December 31, 1995. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures at December 31, 1996 included confirmation of securities owned for the Scudder and Alger Funds' portfolios and other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned fund accounts of the Separate Account of USAA Life Insurance Company as of December 31, 1996, the results of their operations for the year ended December 31, 1996, and the changes in their net assets for the year ended December 31, 1996 and the period February 6, 1995 through December 31, 1995, in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP
San Antonio, Texas
February 5, 1997


A-10  ANNUAL REPORT  1996

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES
                        VARIABLE ANNUITY FUND ACCOUNTS (In Thousands)                December 31, 1996

                                 USAA Life                   USAA Life     USAA Life     USAA Life     Scudder VLIF   Alger
                                 VA Money      USAA Life     VA Growth     VA World    VA Diversified    Capital     American
                                  Market       VA Income     and Income     Growth         Assets        Growth       Growth
                                Fund Account  Fund Account  Fund Account  Fund Account  Fund Account    Portfolio    Portfolio
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------
ASSETS

 Investments at value:
   USAA Life Investment Trust -
    USAA Life VA Money Market Fund -
    11,245 shares at net asset
    value of $1.00 per share
    (identified cost $11,245)   $  11,245

   USAA Life Investment Trust -
    USAA Life VA Income Fund -
    483 shares at net asset
    value of $10.51 per share
    (identified cost $5,220)                  $    5,074

   USAA Life Investment Trust -
    USAA Life VA Growth and Income Fund-
    1,555 shares at net asset
    value of $15.06 per share
    (identified cost $21,737)                               $   23,420

   USAA Life Investment Trust -
    USAA Life VA World Growth Fund -
    779 shares at net asset
    value of $12.77 per share
    (identified cost $9,552)                                              $    9,949

   USAA Life Investment Trust -
    USAA Life VA Diversified Assets Fund -
    747 shares at net asset
    value of $12.95 per share
    (identified cost $9,483)                                                            $   9,676

   Scudder Variable Life Investment Fund -
    Capital Growth Portfolio -
    622 shares at net asset
    value of $16.50 per share
    (identified cost $9,492)                                                                            $   10,267

   Alger American Fund -
    Alger American Growth Portfolio -
    704 shares at net asset
    value of $34.33 per share
    (identified cost $22,816)                                                                                        $   24,171
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------
    Total assets                   11,245          5,074        23,420         9,949         9,676          10,267       24,171
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------

LIABILITIES
  Payable to USAA Life
  Insurance Company                     2              1             3             1             1               1            3
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------
    Net assets (annuity
    reserves)                   $  11,243     $    5,073    $   23,417    $    9,948    $    9,675      $   10,266   $   24,168
                                ============  ============  ============  ============  ==============  ===========  ==========

DEFERRED ANNUITY CONTRACTS IN
THE ACCUMULATION PERIOD:
    Units owned by
    participants                   10,383            430         1,515           692           696             689        1,639
    Unit price                  $1.082816     $11.785992    $15.432048    $14.314911    $13.844197      $14.894774   $14.672583

ANNUITY CONTRACTS IN
THE ANNUITY PERIOD:
    Units owned by participants         -              -             3             3             3               -            9
    Unit price                          -              -    $14.588560    $13.532488    $13.087484               -   $13.870587

See accompanying "Notes to Financial Statements" on page A-14.

                                                       1996  ANNUAL REPORT  A-11

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                           STATEMENTS OF OPERATIONS
VARIABLE ANNUITY FUND ACCOUNTS (In Thousands)       Year Ended December 31, 1996


                                 USAA Life                   USAA Life     USAA Life     USAA Life     Scudder VLIF   Alger
                                 VA Money      USAA Life     VA Growth     VA World    VA Diversified    Capital     American
                                  Market       VA Income     and Income     Growth         Assets        Growth       Growth
                                Fund Account  Fund Account  Fund Account  Fund Account  Fund Account    Portfolio    Portfolio
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------
INVESTMENT INCOME
  Income dividends and capital
  gains distributions           $     484     $      398    $      866    $      496    $      501      $      236   $      490

EXPENSES
  Mortality and expense risk
  charge                              100             48           124            62            52              56          192
  Administrative charge                 9              4            12             6             5               6           18
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------
        Total expenses                109             52           136            68            57              62          210
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------

        NET INVESTMENT INCOME         375            346           730           428           444             174          280
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
  Net realized gain (loss) on
  investment transactions               -            (77)          241           106            65              41          382

  Change in net unrealized
  appreciation (depreciation)
  on investments                        -           (111)        1,670           437           192             743        1,269
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS              -           (188)        1,911           543           257             784        1,651

INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS       $     375     $      158    $    2,641    $      971    $      701      $      958   $    1,931
                                ============  ============  ============  ============  ==============  ===========  ==========

See accompanying "Notes to Financial Statements" on page A-14.

A-12  ANNUAL REPORT  1996

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
VARIABLE ANNUITY FUND ACCOUNTS (In Thousands)      Year Ended December 31, 1996

                                 USAA Life                   USAA Life     USAA Life     USAA Life     Scudder VLIF   Alger
                                 VA Money      USAA Life     VA Growth     VA World    VA Diversified    Capital     American
                                  Market       VA Income     and Income     Growth         Assets        Growth       Growth
                                Fund Account  Fund Account  Fund Account  Fund Account  Fund Account    Portfolio    Portfolio
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------
FROM OPERATIONS:
  Net investment income         $     375     $      346    $      730    $      428    $      444      $      174   $      280

  Net realized gain (loss)
  on investment transactions            -            (77)          241           106            65              41          382

  Change in net unrealized
  appreciation (depreciation)           -           (111)        1,670           437           192             743        1,269
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------

  Increase in net assets
  resulting from operations           375            158         2,641           971           701             958        1,931
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------

NET UNIT TRANSACTIONS               5,166          3,864        18,202         7,053         7,927           8,143       13,992
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------

TOTAL CHANGE IN NET ASSETS          5,541          4,022        20,843         8,024         8,628           9,101       15,923
NET ASSETS AT BEGINNING OF
PERIOD                              5,702          1,051         2,574         1,924         1,047           1,165        8,245
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------

NET ASSETS AT END OF PERIOD     $  11,243     $    5,073    $   23,417    $    9,948    $    9,675      $   10,266   $   24,168
                                ============  ============  ============  ============  ==============  ===========  ==========

See accompanying "Notes to Financial Statements" on page A-14.


                      STATEMENTS OF CHANGES IN NET ASSETS
VARIABLE ANNUITY FUND ACCOUNTS (In Thousands)    Period Ended December 31, 1995*

                                 USAA Life                   USAA Life     USAA Life     USAA Life     Scudder VLIF   Alger
                                 VA Money      USAA Life     VA Growth     VA World    VA Diversified    Capital     American
                                  Market       VA Income     and Income     Growth         Assets        Growth       Growth
                                Fund Account  Fund Account  Fund Account  Fund Account  Fund Account    Portfolio    Portfolio
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------
FROM OPERATIONS:
  Net investment income (loss)  $     102     $       87    $      103    $      130    $       52      $       (2)  $      (17)

  Net realized gain on
  investment transactions               -             16            57            20            28              20          107

  Change in net unrealized
  appreciation (depreciation)           -            (35)           13           (40)            1              32           86
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------
  Increase in net assets
  resulting from operations           102             68           173           110            81              50          176
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------
NET ACCUMULATION
UNIT TRANSACTIONS                   5,600            983         2,401         1,814           966           1,115        8,069
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------

TOTAL CHANGE IN NET ASSETS          5,702          1,051         2,574         1,924         1,047           1,165        8,245
NET ASSETS AT BEGINNING OF
PERIOD                                  -              -             -             -             -               -            -
                                ------------  ------------  ------------  ------------  --------------  -----------  ----------
NET ASSETS AT END OF PERIOD     $   5,702     $    1,051    $    2,574    $    1,924    $    1,047      $    1,165   $    8,245
                                ============  ============  ============  ============  ==============  ===========  ==========

*  Separate Account commenced operations on February 6, 1995.
See accompanying "Notes To Financial Statements" on page A-14.

                                                       1996  ANNUAL REPORT  A-13

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                                               December 31, 1996

1)  ORGANIZATION

The Separate Account of USAA Life Insurance Company (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of the United Services Automobile Association (USAA).

The Separate Account is divided into seven variable annuity fund accounts, each of which invests in a corresponding fund. The funds' objectives can be found on page A-9 in this report.

The fund accounts that are available within the Separate Account include:
the USAA Life Variable Annuity (VA) Money Market Fund Account, USAA Life VA Income Fund Account, USAA Life VA Growth and Income Fund Account, USAA Life VA World Growth Fund Account, and USAA Life VA Diversified Assets Fund Account; the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio); and the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio).

The assets of the Separate Account are the property of USAA Life and are not chargeable with liabilities arising out of any other business of USAA Life.

2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out (FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

ANNUITY RESERVES

Annuity reserves for contracts in the payout phase are comprised of net contract purchase payments, less benefits. These reserves are adjusted daily for the net investment income and net realized gain (loss) and unrealized appreciation (depreciation) on investments. The mortality risk is fully borne by USAA Life. The mortality calculations are based on the 1983a Individual Annuitant Mortality Table at 3.0% interest. This may result in additional amounts being transferred into the Separate Account by USAA Life to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to USAA Life.

DISTRIBUTIONS

The net investment income (loss) and realized capital gains of the Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX

Operations of the Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account.

UNIT VALUE

For financial reporting purposes, amounts have been rounded to the nearest thousand dollars, except for per unit amounts, which may result in minor rounding differences. Per unit amounts are calculated based on precise amounts.

USE OF ESTIMATES

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

3)  RELATED PARTY TRANSACTIONS

During the year ended December 31, 1996, advisory fees of $284,285 were paid to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed on an annualized rate of 0.20% of the monthly average net assets of each fund of the Trust for each calendar month. USAA Life, out of its general account, has agreed to reimburse USAA IMCO for the expenses it incurs in rendering services to the Trust, but only to the extent these expenses exceed the amount of the preceding advisory fees.

4)  EXPENSES

A mortality and expense risk charge is deducted by USAA Life from the Separate Account on a daily basis which is equal, on an annual basis, to 1.05% of the daily net asset value of each variable annuity fund account. The mortality risks assumed by USAA Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant in accordance with annuity rates guaranteed in the contracts under distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an Annuitant or contractowner prior to the Distribution Phase. The expense risk assumed by USAA Life is that the costs of administering the contracts and the Separate Account may exceed the amount recovered from the contract maintenance and administration expense charge. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Contracts and each variable annuity fund account. USAA Life assesses each variable annuity fund account a daily charge at an annualized rate of 0.10% of the average daily net assets of each variable annuity fund account. Beginning on the first anniversary of the effective date, and on each anniversary thereafter, a maintenance charge of $30 is deducted by USAA Life from the accumulated value of each contract. This charge will apply only while the contract is in the accumulation phase. For the year ended December 31, 1996, contract maintenance charges totaled $27,820.

Any premium tax levied by a state or government entity with respect to the Separate Account will be charged against the contract.


A-14  ANNUAL REPORT  1996

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
(Continued)                                                   December 31, 1996


5)  CONTRACT TRANSACTIONS (In Thousands)
    FOR YEAR ENDED DECEMBER 31, 1996


                        VARIABLE ANNUITY FUND ACCOUNTS

                  USAA Life                       USAA Life      USAA Life       USAA Life         Scudder VLIF        Alger
                  VA Money       USAA Life        VA Growth      VA World     VA Diversified          Capital        American
                   Market        VA Income       and Income       Growth          Assets               Growth          Growth
                Fund Account    Fund Account    Fund Account    Fund Account    Fund Account          Portfolio       Portfolio
                ------------    ------------    ------------    ------------    ------------          ---------       ---------
UNITS
 Sales              60,478          729             1,457           605              668                  647           1,462
 Redemptions       (55,573)        (388)             (144)          (71)             (55)                 (51)           (444)
                 ---------       -------          -------        ------           ------               ------         -------
  Net change         4,905          341             1,313           534              613                  596           1,018
                 =========       =======          =======        ======           ======               ======         =======

AMOUNTS
 Sales           $  62,988       $ 7,926          $20,119        $7,927           $8,616               $8,781         $19,923
 Redemptions       (57,822)       (4,062)          (1,917)         (874)            (689)                (638)         (5,931)
                 ---------       -------          -------        ------           ------               ------         -------
  Net change     $   5,166       $ 3,864          $18,202        $7,053           $7,927               $8,143         $13,992
                 =========       =======          =======        ======           ======               ======         =======



    FOR PERIOD ENDED DECEMBER 31, 1995*


                        VARIABLE ANNUITY FUND ACCOUNTS

                  USAA Life                       USAA Life      USAA Life       USAA Life         Scudder VLIF        Alger
                  VA Money       USAA Life        VA Growth      VA World     VA Diversified          Capital        American
                   Market        VA Income       and Income       Growth          Assets               Growth          Growth
                Fund Account    Fund Account    Fund Account    Fund Account    Fund Account          Portfolio       Portfolio
                ------------    ------------    ------------    ------------    ------------          ---------       ---------
UNITS
 Sales              20,265           98               228           173              100                  115             675
 Redemptions       (14,787)          (9)              (23)          (12)             (14)                 (22)            (45)
                 ---------       -------          -------        ------           ------               ------         -------
  Net change         5,478           89               205           161               86                   93             630
                 =========       =======          =======        ======           ======               ======         =======

AMOUNTS
 Sales           $  20,651       $ 1,077          $ 2,675        $1,952           $1,130               $1,360         $ 8,641
 Redemptions       (15,051)          (94)            (274)         (138)            (164)                (245)           (572)
                 ---------       -------          -------        ------           ------               ------         -------
  Net change     $   5,600       $   983          $ 2,401        $1,814           $  966               $1,115         $ 8,069
                 =========       =======          =======        ======           ======               ======         =======


6)  RECONCILIATION TO SHARES OF THE
    USAA LIFE INVESTMENT TRUST AT DECEMBER 31, 1996 (In Thousands)


                                 USAA Life                       USAA Life      USAA Life       USAA Life
                                 VA Money       USAA Life        VA Growth      VA World     VA Diversified
                                  Market        VA Income       and Income       Growth          Assets
                                   Fund           Fund             Fund           Fund            Fund
                               ------------    ------------    ------------    ------------    ------------
SHARES ATTRIBUTABLE TO:
 USAA VA Contractowners              11,245          483             1,555           779              747
 USAA Life Insurance Company              -        1,805             2,158         2,161            1,600
                                  ---------       -------          -------        ------           ------
  TOTAL SHARES IN FUNDS              11,245        2.288             3,713         2,940            2,347
                                  =========       =======          =======        ======           ======



*  Separate Account commenced operations on February 6, 1995.

                                                       1996  ANNUAL REPORT  A-15

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
(Continued)                                                    December 31, 1996


7)  UNIT VALUES
    A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each period is as follows:


                                              USAA Life VA                                       USAA Life VA
                                        Money Market Fund Account                             Income Fund Account
                               ------------------------------------------         --------------------------------------------
                                Year Ended     Period Ended                        Year Ended      Period Ended
                               December 31,    December 31,    February 6,         December 31,    December 31,      February 6,
                                   1996           1995(a)        1995(b)               1996           1995(a)          1995(b)
--------------------------------------------------------------------------------------------------------------------------------
At end of period:
 Accumulation units (000)          10,383           5,478                -                  430               89                 -
 Accumulation unit value       $ 1.082816      $ 1.040729       $ 1.000000           $11.785992       $11.848795       $ 10.000000
 Annuity units (000)                    -               -                -                    -                -                 -
 Annuity unit value                     -               -                -                    -                -                 -
 Net assets (000)              $   11,243      $    5,702                -           $    5,073       $    1,051                 -
Ratio of expenses to average
 net assets                          1.50%(c)        1.50%(c)(d)         -                 1.50%(c)         1.50%(c)(d)          -





                                              USAA Life VA                                       USAA Life VA
                                     Growth and Income Fund Account                       World Growth Fund Account
                               ------------------------------------------         --------------------------------------------
                                Year Ended      Period Ended                       Year Ended      Period Ended
                               December 31,    December 31,    February 6,         December 31,    December 31,      February 6,
                                   1996           1995(a)        1995(b)               1996           1995(a)          1995(b)
--------------------------------------------------------------------------------------------------------------------------------
At end of period:
 Accumulation units (000)           1,515             205                -                  692              161                 -
 Accumulation unit value       $15.432048      $12.579981       $10.000000           $14.314911       $11.947438       $ 10.000000
 Annuity units (000)                    3               -                -                    3                -                 -
 Annuity unit value            $14.588560               -                -           $13.532488                -                 -
 Net assets (000)              $   23,417      $    2,574                -           $    9,948       $    1,924                 -
Ratio of expenses to average
 net assets                          1.50%(c)        1.50%(c)(d)         -                 1.80%(c)         1.80%(c)(d)          -


(a) Information is for the period from February 6, 1995 (commencement of operations) to December 31, 1995.
(b)  Separate Account commenced operations on February 6, 1995.
(c) The information contained in this table is based on actual expenses to the contractowner for the period, including the expenses of the underlying fund, after giving effect to reimbursement of fund expenses by USAA Life. Absent such reimbursements, the variable annuity fund accounts' ratios would have been:

                                                        Year Ended               Period Ended
                                                    December 31, 1996         December 31, 1995(a)       February 6, 1995(b)
                                                    -----------------         --------------------       -------------------
USAA LIFE VA MONEY MARKET FUND ACCOUNT                    2.39%                     3.44%(d)                      -
USAA LIFE VA INCOME FUND ACCOUNT                          1.80%                     1.80%(d)                      -
USAA LIFE VA GROWTH AND INCOME FUND ACCOUNT               1.68%                     1.81%(d)                      -
USAA LIFE VA WORLD GROWTH FUND ACCOUNT                    1.97%                     2.02%(d)                      -


(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.


A-16  ANNUAL REPORT  1996

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

            (Continued)                                 December 31, 1996

7)  UNIT VALUES (Continued)

                               USAA Life VA Diversified Assets Fund Account               Scudder VLIF Capital Growth Portfolio
                               ----------------------------------------------          --------------------------------------------
                               Year Ended        Period Ended                           Year Ended      Period Ended
                               December 31,      December 31,     February 6,           December 31,    December 31,    February 6,
                                  1996             1995(a)          1995(b)                 1996           1995(a)        1995(b)
------------------------------------------------------------------------------------------------------------------------------------

At end of period:
  Accumulation units (000)              696                86                -                   689              93               -
  Accumulation unit value      $  13.844197      $  12.243941     $  10.000000          $  14.894774    $  12.543192    $  10.000000

  Annuity units (000)                     3                 -                -                     -               -               -
  Annuity unit value           $  13.087484                 -                -                     -               -               -
  Net assets (000)             $     $9,675      $      1,047                -            $   10,266      $    1,165               -
Ratio of expenses to average
  net assets                           1.50% (c)         1.50% (c)(d)        -                  1.68%           1.72%              -


                                     Alger American Growth Portfolio
                               ----------------------------------------------
                               Year Ended        Period Ended
                               December 31,      December 31,     February 6,
                                   1996            1995 (a)         1995 (b)
At end of period:
  Accumulation units (000)            1,639               630                -
  Accumulation unit value      $  14.672583      $  13.095503     $  10.000000
  Annuity units (000)                     9                 -                -
  Annuity unit value           $  13.870587                 -                -
  Net assets (000)             $     24,168      $      8,245                -
Ratio of expenses to average
  net assets                           1.94%             2.00%               -
------------------------------------------------------------------------------------------------------------------------------------

(a)  Information is for the period from February 6, 1995 (commencement of operations) to December 31, 1995.
(b)  Separate Account commenced operations on February 6, 1995.
(c)  The information contained in this table is based on actual expenses to the contractowner for the period, including the expenses of the underlying fund, after giving effect to reimbursement of fund expenses by USAA Life. Absent such reimbursements, the variable annuity fund account's ratios would have been:


                                                         Year Ended             Period Ended
                                                     December 31, 1996       December 31, 1995(a)      February 6, 1995(b)
                                                     -----------------       --------------------      -------------------

USAA LIFE VA DIVERSIFIED ASSETS FUND ACCOUNT               1.76%                   1.79%(d)                     -

(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.


                                                         1996 ANNUAL REPORT A-17

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

                                                                       USAA LIFE
                                                                INVESTMENT TRUST
--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 1996





                                                     [LOGO OF USAA APPEARS HERE]

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND

                 AN OVERVIEW                DECEMBER 31, 1996


COMPARISON OF FUND TO BENCHMARK




[GRAPH APPEARS HERE]






DATA REPRESENT THE LAST TUESDAY OF EACH MONTH.

The graph above tracks the USAA Life VA Money Market Fund's 7-day yield compared to a benchmark -- IBC/Donoghue's Money Fund Averages /TM/First Tier, an average of all major money market fund 7-day yields. Information for the benchmark is based on a full calendar year in 1995 whereas the VA Money Market Fund yields are based on a starting date of January 5, 1995 -- the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Manager Pam Bledsoe

CURRENT MARKET CONDITIONS

Since the beginning of 1996, the yield on the one-year Treasury bill has fluctuated from 5.13% in January to 5.77% in June and was 5.48% at year end. This fluctuation was motivated by economic statistics that showed an ever strengthening economy. This in turn drove market expectations of increases in the Federal Funds rate (the rate banks charge each other for overnight loans). As each Federal Open Market Committee meeting came and went without any change in the Fed Funds rate, Wall Street players shifted their focus to the next scheduled meeting. Anticipation that signs of inflation were lurking around every corner sustained the market's volatility. This behavior continued throughout the summer and into fall until economic statistics released in October began to show signs that the economy was slowing down. Currently, it appears that the economy is still growing and does not show signs of overheating.

STRATEGY

The free-look period which is a part of USAA Life's Variable Annuity contract necessitates that we manage the VA Money Market Fund with relatively short maturities. The portfolio contains three major types of holdings: Variable Rate Demand Notes; U.S. Government Agency Discount Notes; and Commercial Paper. Variable Rate Demand Notes have rates that adjust every seven

An investment in this Fund is neither insured nor guaranteed by the U.S. Government and there is no assurance that the Fund will maintain a stable net asset value of $1.

INVESTMENT PROGRAM:

This Fund invests in a diversified portfolio of high-quality U.S. dollar-denominated debt instruments that present minimal credit risk with remaining maturities of 397 days or less.

                                         As of December 31, 1996

SIMPLE 7-DAY YIELD:                               5.23%

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN
One Year:                                         5.25%

Since Inception
January 5, 1995:                                  5.47%

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.



                                                         1996 ANNUAL REPORT B-21

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND

           AN OVERVIEW (Continued)              DECEMBER 31, 1996



days and can be sold at par by giving seven days notice. U.S. Government Agency Discount Notes are highly liquid and offer little credit risk. The fixed-rate Commercial Paper that we purchase provides somewhat higher yields and it is rated in the highest rating categories (A-1, P-1). The average maturity of the VA Money Market Fund is managed within a range of 7 to 16 days.

PERFORMANCE

According to Lipper Analytical Services/1/, USAA Life's VA Money Market Fund ranked 13 out of 104 variable annuity money market funds for average annual NAV total return for the 12 months ended December 31, 1996. The average yield for the Fund was 5.11% compared to an average of 4.69% for all variable annuity money market funds.

/1/ Lipper Analytical Services, Inc. is an independent organization that monitors the performance of variable annuity funds.




                       PORTFOLIO MIX
                       AS A PERCENTAGE OF NET ASSETS
                       as of December 31, 1996
                       -----------------------------

     U.S. Agency             Variable Rate
    Discount Notes           Demand Notes          Commercial Paper
        28.9%                   32.2%                   41.1%


                             [CHART APPEARS HERE]


B-22 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

                    USAA LIFE VARIABLE ANNUITY INCOME FUND

                    AN OVERVIEW          DECEMBER 31, 1996



COMPARISON OF FUND TO BENCHMARK




[GRAPH APPEARS HERE]




DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Income Fund to two industry indexes which most closely resemble the holdings of this Fund.

The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper A Rated Bond Fund Index is an unmanaged index made up of funds investing in corporate debt issues rated A or better or government issues.

The calculations for the Lehman Brothers and Lipper Indexes are based on a full calendar year in 1995 whereas the VA Income Fund calculations are based on a starting date of January 5, 1995 -- the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Manager J.W. Saunders, Jr.

In direct contrast to the positive stock market environment in 1996, the rather dismal performance of the bond market has been disappointing to holders of fixed-income securities. Plagued by periodic reports that the economy was strengthening and that inflation would rise, the bond market remained in a down trend for the first half of 1996 as interest rates moved higher. The extent of the damage is reflected in the performance of the 30-year Treasury bond, the standard of measure for the bond market. From the end of 1995 to the low point in price on June 12, 1996, total return (change in price + interest) for the 30-year Treasury bond was -14.3%.

Following a trading range from June to early September (within a one-half percent interest rate band), interest rates reversed course and moved steadily downward to the end of November. And then through the end of December, interest rates once again fluctuated within a narrow range and the long Treasury bond closed the year at a yield of 6.72%, up over three-quarters of a percent from the 1995 year-end yield of 5.95%. Total return on the long Treasury bond was -4.0% for the year 1996.

To decrease volatility in the portfolio, we reduced the percentage in U.S. Treasury bonds and increased the percentage of mortgage pass-through securities. Currently, the VA Income Fund's investment mix as percentages of net assets is 21.9% in U.S. Treasury bonds, 57.2% in agency mortgage pass-through securities, 11.3% in high yield common stocks, 3.2% in preferred stocks, and 5.5% in cash equivalents.

INVESTMENT PROGRAM:

This Fund invests in a diversified portfolio of U.S. dollar-denominated debt and income-producing equity securities selected for their high yields relative to the risk involved.

                                   As of December 31, 1996

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN
One Year:                                     0.67%

Since Inception
January 5, 1995:                             11.68%

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.


                                                         1996 ANNUAL REPORT B-23

                          USAA LIFE INVESTMENT TRUST

                    USAA LIFE VARIABLE ANNUITY INCOME FUND

       AN OVERVIEW (Continued)                   DECEMBER 31, 1996


OUTLOOK

As we discussed in the June Semiannual Report, economic news releases have impacted interest rates and bond prices in a highly volatile manner. Recent economic reports have been more positive for bonds. Inflation has remained tame and there is indication that the economy may be slowing. These factors, plus the Federal Reserves steady course on interest rates, have prompted the firming of bond prices. Our objective is to continue to concentrate on producing a high level of interest income for the Fund.


TOP 10 SECURITIES
as of December 31, 1996
----------------------------------------------------------
                                   Coupon          % of
                                    Rate        Net Assets

1)      U.S. Treasury
        Bond                       7.875%         19.9%

2)      GNMA                         7.5          13.1

3)      FNMA                         7.0           9.6

4)      FNMA                         7.5           8.5

5)      GNMA                         7.0           6.9

6)      GNMA                         8.5           5.3

7)      GNMA                         8.0           5.2

8)      FNMA                         8.5           4.6

9)      FNMA                         8.0           4.0

10)     U.S. Treasury
        Bond                         6.5           2.0


B-24 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

               AN OVERVIEW                     DECEMBER 31, 1996

COMPARISON OF FUND TO BENCHMARK




[GRAPH APPEARS HERE]




DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Growth and Income Fund to the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

The calculations for the S&P 500 Index are based on a full calendar year in 1995 whereas the calculations for the VA Growth and Income Fund are based on a starting date of January 5, 1995 -- the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Manager R. David Ullom

1996 provided attractive returns for stocks in general as well as the USAA
Life VA Growth and Income Fund. The Fund's performance was attributed primarily to the value-oriented strategy of selecting stocks based on relative dividend yields, price-to-earnings ratios, price-to-cash flow ratios and price-to-book value ratios. Also important to this strategy is focusing on the stocks of companies with low expectations by Wall Street and those that have the potential for earnings and cash flow growth.

Examples of stocks that performed well while meeting our value standards include several in the financial area such as BankAmerica Corp., Bankers Trust, Dean Witter, Discover & Co., and Allstate Corp. At the beginning of the year, each of these companies had generated growth in earnings, initiated or continued share repurchase programs, and were trading at low valuations compared to the S&P 500.

The following energy-related industries also provided above-average returns: oil well equipment & services, oil--both domestic and international, and natural gas distribution-pipelines. All of the companies in these areas were able to generate growth due to higher prices for both crude oil and natural gas and a greater demand for energy services. Note that we added to our energy position as the overall energy weighting in the Fund rose above the 10% level. We expect energy prices to remain near their current levels and we continue to believe that energy-related industries should provide superior returns in the coming year.

INVESTMENT PROGRAM:

Not less than 65% of its assets are invested in a diversified portfolio of dividend-paying common stocks and convertible securities of companies that offer the prospect for growth of earnings.

                                  As of December 31, 1996
NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN
One Year:                                  24.13%

Since Inception
January 5, 1995:                           27.87%

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.


                                                         1996 ANNUAL REPORT B-25

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

       AN OVERVIEW (Continued)                        DECEMBER 31, 1996


A third group which performed well was household products. The shares of both Procter & Gamble and Sunbeam rose substantially more than the S&P 500. The appreciation in Sunbeam's share price was the result of a major management change, and we have now disposed of the Fund's holdings in Sunbeam.

However, not all of the holdings of the VA Growth and Income Fund performed well in 1996. Most disappointing was the poor performance of the Fund's holdings in the telecommunications area. GTE, NYNEX, AT&T, and Sprint did poorly despite the fact that these companies have generated earnings growth, offer above-average yields, and sell at low valuations relative to the S&P 500. The uncertainty surrounding the deregulation of the industry was responsible for the underperformance of these stocks. However, this industry continues to offer attractive valuations and investment appeal.

Two other groups that performed poorly in 1996 were healthcare and chemicals. Fortunately we had reduced our holdings in healthcare from more than 5% at the beginning of the year to currently under 3%. Like our investments in telephones, the Fund's exposure to chemicals proved to be disappointing. However, given current dividend yields and valuation levels we remain positive on these industries.

During the year, a significant shift in the Fund's holdings was made through an increase in exposure to the technology sector. The stocks of two semiconductor equipment manufacturers were added (Applied Materials and Silicon Valley Group). Shares of Lucent Technologies, a communications equipment manufacturer which was spun off from AT&T, were also purchased. As a result, the Fund's exposure in the technology sector rose from under 3% to more than 5%. At the time of purchase, all of these companies fit our value parameters.

Our outlook for the coming year is one of moderate economic growth with continued subdued inflation. Despite this positive economic scenario, investors should not expect the level of returns the VA Growth and Income Fund has generated for the past two years.


TOP 10 HOLDINGS
as of December 31, 1996
------------------------------------------------
                                 % of Net Assets

Boeing Co.                            2.8%

B.F. Goodrich Co.                     2.5

Universal Corp.                       1.8

Gulf Canada Resources, Ltd.           1.7

Occidental Petroleum Corp.            1.7

Lucent Technologies, Inc.             1.6

BankAmerica Corp.                     1.6

Kimberly-Clark Corp.                  1.6

Avery Dennison Corp.                  1.5

Dean Witter, Discover & Co.           1.5


TOP 10 INDUSTRIES
as of December 31, 1996
------------------------------------------------
                                 % of Net Assets

Oil                                   8.6%

Telecommunications                    6.6

Aerospace/Defense                     5.3

Insurance -- Property/Casualty        4.9

Retail                                4.8

Tobacco                               4.3

Paper & Forest Products               4.2

Banks                                 4.1

Publishing                            4.0

Electronics                           3.7


B-26 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

                 AN OVERVIEW                DECEMBER 31, 1996


COMPARISON OF FUND TO BENCHMARK




[GRAPH APPEARS HERE]






DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA World Growth Fund to its benchmark, the Morgan Stanley Capital Index World, an unmanaged index which reflects the movement of world stock markets by representing a broad selection of domestically listed companies within each market.

Calculations for the Morgan Stanley Index are based on a full calendar year in 1995 whereas the VA World Growth Fund calculations are based on a starting date of January 5, 1995 -- the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Managers David Peebles, Albert C. Sebastian, and W. Travis Selmier, II (Foreign Stocks) and R. David Ullom (Domestic Stocks)

MARKET CONDITIONS

While past performance is no guarantee of future results, the VA World
Growth Fund has outperformed the Lipper Global Fund Index/1/ return of 16.25% for the 12-month-period ended December 31, 1996. European market performance was favorable while the performance of emerging markets was mixed. Our underweighted position in Japan proved to be on target as returns were negative.

INTERNATIONAL

Europe -- European markets continued to provide favorable returns over the period primarily because of declining interest rates and further corporate restructuring. Both short- and long-term rates declined across Europe (particularly in Sweden, Italy, Spain, and Portugal), as central banks continued to ease credit and the inflation outlook improved. Our holdings in the Netherlands and Scandinavian countries made significant contributions to our favorable European performance.



/1/ Lipper Analytical Services, Inc. is an independent organization that monitors the performance of mutual funds.

Foreign investing is subject to additional risks which are discussed in the USAA Life Variable Annuity prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

INVESTMENT PROGRAM:

Not less than 65% of the Fund's assets are invested in a diversified portfolio of common stocks and other equity securities of both foreign and domestic issuers representing at least three countries, one of which may include the United States. The remainder of the Fund's assets may be invested in marketable debt securities having remaining maturities of less than one year which are issued or guaranteed as to both principal and interest by the U.S. government or by its agencies.

                               As of December 31, 1996
NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN
One Year:                              21.12%

Since Inception
January 5, 1995:                       20.34%

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.


                                                         1996 ANNUAL REPORT B-27

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

      AN OVERVIEW (Continued)                       DECEMBER 31, 1996


Japan -- Concerns stated six months ago -- an anemic economy, problems within the banking system, lack of local investor participation, and political uncertainty -- still exist. Reducing our exposure to Japan and concentrating on export-related stocks proved to be a favorable strategy. With the current conditions, we hesitate to change our underweighted position in Japan.

Emerging Markets -- Spring rallies that most emerging markets experienced ran out of steam during the summer with the exception of Hong Kong, China, Taiwan, Brazil, and Hungary. Economic growth continued in most Latin American, Eastern European, and Mediterranean countries but many Asian economies slowed.
Moderate global economic growth, continued foreign direct investment and expanding international trade should lead to some recovery in Asian markets and help provide a solid foundation for Latin American and Eastern European markets next year.

UNITED STATES

During the six months ended December 31, 1996, we increased our weighting for U.S. stocks slightly to 23.7%. Although concerned with the valuation of the U.S. stock market in general, we believe that there are still selected areas that fit our strategy.

As holdings were reduced in the automobile, tobacco, and aerospace sectors, money raised was allocated to increase the Fund's exposure in computer software & service and electronics-semiconductors, and to add a new sector -- oil & gas drilling. We continue to have a positive growth outlook for these sectors and believe that they could experience an extended period of earnings growth.

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
as of December 31, 1996
------------------------------------------------

Other       *23.5%         USA             29.6%

Spain         2.0%
Mexico        2.0%
Italy         2.1%
Denmark       2.5%
Sweden        2.8%
Germany       2.9%         Japan           10.8%
Switzerland   3.3%
Netherlands   3.3%         United Kingdom   6.9%
Canada        3.7%         France           4.5%


[CHART APPEARS HERE]

* Investment in all other individual countries was less than 2% of the Fund's net assets.


B-28 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

        AN OVERVIEW (Continued)                     DECEMBER 31, 1996


OUTLOOK

We expect continued economic improvement in Europe to provide a favorable international investment climate in 1997. A rebound in many of the emerging markets is anticipated with only selective opportunities in Japan. The portfolio continues to be overweighted in emerging markets, Europe, and other developed markets at the expense of Japan.

TOP 10 EQUITY HOLDINGS
as of December 31, 1996
-----------------------------------------------
                                % of Net Assets

Elf Aquitanine ADS (France)          1.3%

Sulzer AG P.C. (Switzerland)         1.2

Novartis AG (Switzerland)            1.1

Nokia Corp. ADS (Finland)            1.1

Telefonica de Espana,
S.A. ADR (Spain)                     1.1

Autoliv AB (Sweden)                  1.0

ING Group N.V. (Netherlands)         1.0

Canon, Inc. (Japan)                  0.9

VA Technologies AG (Austria)         0.9

Veba AG (Germany)                    0.9

Top 10 Industries of Equity Holdings
as of December 31, 1996
-----------------------------------------------
                                % of Net Assets

Healthcare                           8.9%

Oil                                  8.0

Telecommunications                   7.9

Banks                                6.6

Retail                               5.2

Electronics                          3.4

Manufacturing                        2.6

Automobiles                          2.5

Computer Software & Service          2.5

Electrical Equipment                 2.5


                                                         1996 ANNUAL REPORT B-29

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

                          USAA LIFE INVESTMENT TRUST

              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

              AN OVERVIEW                      DECEMBER 31, 1996


COMPARISON OF FUND TO BENCHMARK




[GRAPH APPEARS HERE]





DATA REPRESENT THE LAST BUSINESS DAY OF EACH MONTH.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life VA Diversified Assets Fund to two industry indexes and an independent rating agency's average which most closely resemble the holdings of this Fund.

The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper Balanced Fund Average is the average performance level of all variable annuity balanced funds as reported by Lipper Analytical Services, an independent organization that monitors the performance of variable annuity funds and mutual funds.

The calculations for all indexes and averages are based on a full calendar year in 1995 whereas the VA Diversified Assets Fund calculations are based on a starting date of January 5, 1995 -- the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Managers Harry Miller (Common Stocks) and
Paul Lundmark (Debt Securities)

THE MARKET

Common Stock -- The U. S. stock market registered outstanding performance of 22.96% as measured by the S&P 500 Index for 1996, putting two remarkable years back-to-back. Although interest rates did fluctuate, they remained relatively low as did inflation. Generally, corporate earnings were good. These factors all contributed to the performance of the stock market.

Debt Securities -- After the painful first half of 1996 when interest rates rose dramatically, the second half of the year provided some welcome relief. Interest rates fell as investors became more comfortable with the economic environment of low inflation and slow growth. This scenario lessened the perceived need for the Federal Reserve to raise overnight rates.

In looking at the year as a whole, 1996 will go down as a year of mediocre performance for bonds. To further put this in perspective, the Lehman Brothers Aggregate Bond index (a benchmark used by many investment managers) was up only 3.63% in 1996 compared to the index's 9.75% average annualized return since its inception in 1976.

INVESTMENT PROGRAM:

Approximately 60% of the Fund's assets are invested in equity securities selected for total return potential and approximately 40% are invested in debt securities of varying maturities. On December 31, 1996 the portfolio mix was 60% common stocks and 38.2% fixed-income securities.

                                 As of December 31, 1996

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN
One Year:                                 14.30%

Since Inception
January 5, 1995:                          20.17%


The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.



                                                         1996 ANNUAL REPORT B-31

                          USAA LIFE INVESTMENT TRUST

              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

   AN OVERVIEW (Continued)                              DECEMBER 31, 1996


PORTFOLIO STRATEGIES

Common Stock -- We buy and hold high quality common stocks which are considered to be undervalued with regard to assets and/or earnings. The portfolio is well diversified in 21 industries and 35 companies. The industries with the highest percentage of net assets are oil, healthcare, telecommunications and aerospace/defense. The best performing industries for the year were healthcare-diversified, bank holding companies-money center, and insurance-property/casualty. The worst performing was telephones.

The best performing common stocks were: Monsanto, Allstate, James River, Bankers Trust, NICOR, Minnesota Mining, Boeing, and Bristol-Myers Squibb. NYNEX and Pharmacia & Upjohn were disappointments. In the last six months, we sold Houston Industries, Texas Utilities, Union Camp, Occidental Petroleum, Universal Corp., Amerada Hess, and Hartford Steam Boiler. Additions included PNC Bank, Unocal, Weyerhaeuser, Norfolk Southern, May Department Stores, and Nordstrom.

Debt Securities -- We have shortened the weighted average maturity of the Fund's debt segment from 10.41 years to 7.29 years by selling off our 30-year U.S. Treasury bonds. The proceeds were invested in mortgage pass-throughs and shorter-term corporate bonds. We feel that this change will better stabilize the Fund's return while providing greater income.

The total return of the bond portfolio was 7.22% for the last six months and 4.27% for the entire year. Lower interest rates over the past six months resulted in higher prices for the fixed-income securities. In addition, positive developments at Caremark, Kmart, Great Atlantic & Pacific Tea, and Corporacion Andina De Fomento resulted in additional price appreciation for the overall portfolio.

TOP 10 EQUITY HOLDINGS
as of December 31, 1996
------------------------------------------------------------
                                             % of Net Assets

Boeing Co.                                        3.0%

Allstate Corp.                                    2.9

Monsanto Co.                                      2.6

Philip Morris Companies, Inc.                     2.2

Chrysler Corp.                                    2.2

Bristol-Myers Squibb Co.                          2.2

Rockwell International Corp.                      2.0

PNC Bank Corp.                                    2.0

Sears, Roebuck & Co.                              2.0

Texaco, Inc.                                      1.9


TOP 5 DEBT HOLDINGS
as of December 31, 1996
---------------------------------------------------------
                                  Coupon          % of
                                   Rate        Net Assets

Nationwide Health
Properties, Inc., MTN              8.61%          3.5%

HUBCO, Inc.                        8.20           3.4

Corporacion Andina
De Fomento,
Global Bonds                       7.38           3.4

Tektronix Inc.                     7.50           3.4

Capital One
Bank, MTN                          7.35           3.3


B-32 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

      AN OVERVIEW (CONTINUED)                         DECEMBER 31, 1996


OUTLOOK

Common Stock -- We do not see inflation getting out of control or interest rates having a dramatic move in either direction in the next six months. Therefore, we believe the stock market will continue to produce positive results in 1997 until these factors change. We will remain overweighted in aerospace/defense, oils, and chemicals.

Debt Securities -- We hate to sound like a broken record, but we want to reiterate from previous reports that it is impossible to predict the future course of interest rates. No one, over time, has been successful in predicting the direction of interest rates. Our focus instead, will be to find investments that will provide attractive yields for the long-term investor.

TOP 10 PORTFOLIO INDUSTRIES
as of December 31, 1996
-------------------------------------------------
                                  % of Net Assets

Banks                                  13.5%

Retail                                 12.6

Real Estate Investment Trusts          10.0

Oil                                     7.9

Healthcare                              5.6

Telecommunications                      5.4

Aerospace/Defense                       4.6

Chemicals                               4.1

Tobacco                                 3.7

Electronics                             3.4


                                                         1996 ANNUAL REPORT B-33

                          USAA LIFE INVESTMENT TRUST

                         INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES

We have audited the accompanying statements of assets and liabilities and portfolios of investments in securities of the USAA Life Variable Annuity (VA) Money Market Fund, USAA Life VA Income Fund, USAA Life VA Growth and Income Fund, USAA Life VA World Growth Fund, and USAA Life VA Diversified Assets Fund of USAA Life Investment Trust as of December 31, 1996, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended December 31, 1996 and the period January 5, 1995 (commencement of operations) through December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the USAA Life Investment Trust as of December 31, 1996, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the year then ended and the period January 5, 1995 through December 31, 1995, in conformity with generally accepted accounting principles.


                                               KPMG Peat Marwick LLP


San Antonio, Texas
February 3, 1997


B-34 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND

          PORTFOLIO OF INVESTMENTS IN SECURITIES   DECEMBER 31, 1996

                        FIXED RATE INSTRUMENTS (70.0%)


Principal
Amount                                                                          Coupon                            Value
  (000)     Security                                                             Rate          Maturity           (000)
---------   --------                                                            ------         --------           -----
             BANK HOLDING COMPANIES - MONEY CENTER
$  408         JP Morgan & Co., Inc., CP                                        5.50%           1/06/97          $  408
                                                                                                                 ------
             BEVERAGES - SOFT DRINKS
   552         PepsiCo, Inc., CP                                                5.35            1/09/97             551
                                                                                                                 ------
             ELECTRIC POWER
   500         Georgia Power Co., CP                                            5.57            2/03/97             498
   500         Tampa Electric Co., CP                                           5.39            1/10/97             499
                                                                                                                 ------
                                                                                                                    997
                                                                                                                 ------
             ELECTRICAL EQUIPMENT
   420         Emerson Electric Co., CP                                         5.32            1/13/97             419
                                                                                                                 ------
             ELECTRONICS - INSTRUMENTATION
   555         Raytheon Co., CP                                                 5.38            1/14/97             554
                                                                                                                 ------
             FINANCE - BUSINESS/COMMERCIAL
   403         General Electric Capital Corp., CP                               6.75            1/02/97             403
                                                                                                                 ------
             FINANCE - CONSUMER
   365         Ford Motor Credit Co., CP                                        5.55            1/30/97             363
                                                                                                                 ------
             FOODS
   438         H.J. Heinz Co., CP                                               5.40            1/29/97             436
                                                                                                                 ------
             LEASING
   497         PHH Corp., CP                                                    5.63            1/15/97             496
                                                                                                                 ------
             U.S. GOVERNMENT
   500         Federal Farm Credit Bank, Discount Notes                         5.27            1/06/97             500
   255         Federal Farm Credit Bank, Discount Notes                         5.42            1/16/97             254
   275         Federal Home Loan Bank, Discount Notes                           5.40            1/02/97             275
   670         Federal Home Loan Bank, Discount Notes                           5.29            1/09/97             669
   550         Federal Home Loan Mortgage, Discount Notes                       5.28            1/03/97             550
   500         Federal Home Loan Mortgage, Discount Notes                       5.29            1/31/97             498
   500         Federal National Mortgage Assn., Discount Notes                  5.40            1/07/97             500
                                                                                                                 ------
                                                                                                                  3,246
                                                                                                                 ------
               Total fixed rate instruments (cost: $7,873)                                                        7,873
                                                                                                                 ------


                      VARIABLE RATE DEMAND NOTES (32.2%)

             AUTO PARTS
   200         Alabama IDA RB (Rehau Project) (CRE)                             6.05           10/01/19             200
   140         Bardstown, KY, RB, Series 1994 (CRE)                             5.82            6/01/24             140
                                                                                                                 ------
                                                                                                                    340
                                                                                                                 ------
             BUILDING MATERIALS
   100         Sarasota County, FL, IDA RB, Series 1994 (CRE)                   5.85            9/01/14             100
                                                                                                                 ------


                                                                                                             1996 ANNUAL REPORT B-35



                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND

    PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)   DECEMBER 31, 1996


Principal
Amount                                                                          Coupon                            Value
  (000)     Security                                                             Rate          Maturity           (000)
---------   --------                                                            ------         --------           -----
            BUILDINGS
$  410        Downtown Marietta Development Auth., GA, RB (CRE)                 5.90%           7/01/21         $   410
   100        MMR Funding I, Floating Rate Option Notes, Series A (CRE)         5.84            9/01/10             100
                                                                                                                -------
                                                                                                                    510
                                                                                                                -------
            EDUCATION
   200        Dome Corp., Demand Bonds, Series 1991 (CRE)                       6.00            8/31/16             200
                                                                                                                -------
            FINANCE - RECEIVABLES
   150        Capital One Funding Corp., Notes, Series 1993A (CRE)              5.84            6/02/08             150
    93        Capital One Funding Corp., Notes, Series 1994D (CRE)              5.84           10/01/24              93
   200        Capital One Funding Corp., Notes, Series 1995C (CRE)              5.84           10/01/15             200
    76        Midwest Funding Corp., Notes, Series 1992A (CRE)                  5.84            5/01/07              76
                                                                                                                -------
                                                                                                                    519
                                                                                                                -------
            HEALTHCARE - DIVERSIFIED
   400        GMS Associates II Project Health Care RB, Series 1995 (CRE)       5.70            8/15/25             400
   100        GMS Associates Project Health Care RB, Series 1994 (CRE)          5.70            5/15/24             100
                                                                                                                -------
                                                                                                                    500
                                                                                                                -------
            HEALTHCARE - MISCELLANEOUS
   100        Mason City Clinic, P.C., IA, Demand Bonds, Series 1992 (CRE)      6.10            9/01/22             100
                                                                                                                -------
            HOSPITALS
   350        Armstrong County Hospital Auth., PA, RB, Series 1993B (CRE)       5.70            9/01/17             350
                                                                                                                -------
            HOTEL/MOTEL
   100        Howard County, MD, Taxable RB, Series 1994 (CRE)                  5.85           10/01/09             100
                                                                                                                -------
            MACHINERY - DIVERSIFIED
   200        DSL Funding Corp., Notes (CRE)                                    5.99           12/01/09             200
                                                                                                                -------
            NURSING CARE
   200        Lincolnwood Funding Corp. RB, Series 1995A (CRE)                  6.00            8/01/15             200
                                                                                                                -------
            PAPER & FOREST PRODUCTS
   400        Mac Papers Inc., Demand Bond (CRE)                                5.85            8/03/15             400
                                                                                                                -------
            REAL ESTATE
   100        H/M Partners, LLC, Bonds (CRE)                                    6.20           10/01/20             100
                                                                                                                -------
              Total variable rate demand notes (cost: $3,619)                                                     3,619
                                                                                                                -------
              Total investments (cost: $11,492)                                                                 $11,492
                                                                                                                =======

B-36 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND

    PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)    DECEMBER 31, 1996

                         PORTFOLIO SUMMARY BY INDUSTRY

U.S. Government                                                       28.9%

Electric Power                                                         8.9

Beverages - Soft Drinks                                                4.9

Electronics - Instrumentation                                          4.9

Finance - Receivables                                                  4.6

Buildings                                                              4.5

Healthcare - Diversified                                               4.4

Leasing                                                                4.4

Foods                                                                  3.9

Electrical Equipment                                                   3.7

Bank Holding Companies - Money Center                                  3.6

Finance - Business/Commercial                                          3.6

Paper & Forest Products                                                3.6

Finance - Consumer                                                     3.2

Hospitals                                                              3.1

Auto Parts                                                             3.0

Education                                                              1.8

Machinery - Diversified                                                1.8

Nursing Care                                                           1.8

Other                                                                  3.6
                                                                     -----
Total                                                                102.2%
                                                                     =====

See accompanying "Notes to Portfolios of INVESTMENTS in Securities" on page
B-55.

                                                         1996 Annual Report B-37

                          USAA LIFE INVESTMENT TRUST

                    USAA LIFE VARIABLE ANNUITY INCOME FUND

          PORTFOLIO OF INVESTMENTS IN SECURITIES    DECEMBER 31, 1996

                             COMMON STOCKS (11.3%)

                                                                          Market
Number                                                                    Value
of Shares       Security                                                  (000)
---------       --------                                                 -------
14,000          Allegheny Power System, Inc.                           $   425
 9,000          American Electric Power Co., Inc.                          370
13,000          CINergy Corp.                                              434
 4,500          Entergy Corp.                                              125
11,000          General Public Utilities Inc.                              370
 3,300          Health Care Property Investors, Inc.                       115
17,000          Houston Industries, Inc.                                   385
13,500          Northeast Utilities                                        179
11,500          Public Service Enterprise Group, Inc.                      313
                                                                       -------
                Total common stocks (cost: $2,337)                       2,716
                                                                       =======

                            PREFERRED STOCKS (3.2%)

12,000          Duke Realty Investments, Inc. depositary
                 shares "A", 9.10% cumulative redeemable                   312
12,000          Equity Residential Properties Trust depositary
                 shares "C", 9.125% cumulative redeemable                  309
 6,000          United Dominion Realty Trust, Inc. depositary
                 shares "A", 9.25% cumulative redeemable                   158
                                                                       -------
                Total preferred stocks (cost: $750)                        779
                                                                       -------

                    U.S. GOVERNMENT & AGENCY ISSUES (79.1%)
Principal
 Amount
 (000)
---------
                    FEDERAL NATIONAL MORTGAGE ASSN. (26.7%)
$ 2,358         7.00%, 6/01/24 - 10/01/26                                2,315
  2,029         7.50%, 1/01/25 - 10/01/26                                2,036
    947         8.00%, 1/01/25                                             971
  1,049         8.50%, 12/01/24                                          1,098
                                                                       -------
                                                                         6,420
                                                                       -------
                    GOVERNMENT NATIONAL MORTGAGE ASSN. (30.5%)
  1,679         7.00%, 8/15/23 - 2/15/26                                 1,650
  3,139         7.50%, 8/15/23 - 8/15/26                                 3,150
  1,228         8.00%, 5/15/24                                           1,261
  1,223         8.50%, 12/15/24                                          1,278
                                                                       -------
                                                                         7,339
                                                                       -------
                    U.S. TREASURY BONDS (21.9%)
    500         6.50%, 11/15/26                                            491
  4,225         7.875%, 2/15/21                                          4,774
                                                                       -------
                                                                         5,265
                                                                       -------
                Total U.S. government & agency issues (cost: $17,879)   19,024
                                                                       -------



B-38 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

                    USAA LIFE VARIABLE ANNUITY INCOME FUND

    PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)    DECEMBER 31, 1996

                               SHORT-TERM (5.5%)


Principal                                                             Market
 Amount                                           Coupon               Value
 (000)          Security                           Rate    Maturity    (000)
---------       --------                          ------   --------   -------
                COMMERCIAL PAPER
$ 660            Ford Motor Credit Co.             6.00%    1/02/97       660
  660            Prudential Funding Corp.          6.25     1/02/97       660
                                                                      -------
                 Total short-term (cost $1,320)                         1,320
                                                                      -------
                 Total investments (cost: $22,286)                    $23,839
                                                                      -------







                         PORTFOLIO SUMMARY BY INDUSTRY

             U.S. Government                             79.1%

             Electric Power                              10.8

             Real Estate Investment Trusts                3.7

             Finance - Consumer                           2.8

             Insurance - Multi-Line                       2.7
                                                       ------
             Total                                       99.1%
                                                       ======

See accompanying "Notes to Portfolios of Investments in Securities" on page
B-55.


                                                         1996 ANNUAL REPORT B-39

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

          PORTFOLIO OF INVESTMENTS IN SECURITIES    DECEMBER 31, 1996

                             COMMON STOCKS (96.4%)


                                                                         Market
 Number                                                                   Value
of Shares        Security                                                 (000)
---------        --------                                                -------
                 AEROSPACE/DEFENSE (5.3%)
 35,000            B.F. Goodrich Co.                                     $ 1,417
 14,504            Boeing Co.                                              1,543
                                                                         -------
                                                                           2,960
                                                                         -------
                 AIRLINES (1.0%)
  6,000            AMR Corp.*                                                529
                                                                         -------
                 ALUMINUM (1.2%)
 10,100            Aluminum Co. of America                                   644
                                                                         -------
                 AUTO PARTS (1.4%)
 23,000            Lear Corp.*                                               785
                                                                         -------
                 AUTOMOBILES (1.2%)
 21,500            Ford Motor Co.                                            685
                                                                         -------
                 BANK HOLDING COMPANIES - MAJOR REGIONAL (1.4%)
 20,000            PNC Bank Corp.                                            752
                                                                         -------
                 BANK HOLDING COMPANIES - MONEY CENTER (1.1%)
  7,200            Bankers Trust New York Corp.                              621
                                                                         -------
                 BANK HOLDING COMPANIES - OTHER MAJOR (1.6%)
  9,000            BankAmerica Corp.                                         898
                                                                         -------
                 BROKERAGE FIRMS (1.5%)
 12,500            Dean Witter, Discover & Co.                               828
                                                                         -------
                 CHEMICALS (2.3%)
  8,500            Dow Chemical Co.                                          666
  3,071            Millennium Chemicals, Inc.*                                55
 14,000            Union Carbide Corp.                                       572
                                                                         -------
                                                                           1,293
                                                                         -------
                 CHEMICALS - SPECIALTY (0.7%)
  9,000            Morton International, Inc.                                367
                                                                         -------
                 COMMUNICATION - EQUIPMENT MANUFACTURERS (1.6%)
 19,668            Lucent Technologies, Inc.                                 910
                                                                         -------
                 CONTAINERS - METALS & GLASS (1.3%)
 28,500            Ball Corp.                                                741
                                                                         -------
                 ELECTRIC POWER (2.2%)
 22,000            Houston Industries, Inc.                                  498
 35,000            Pacific Gas & Electric Co.                                735
                                                                         -------
                                                                           1,233
                                                                         -------
                 ELECTRICAL EQUIPMENT (1.3%)
 12,000            Rockwell International Corp.*                             731
                                                                         -------
                 ELECTRONICS - SEMICONDUCTORS (3.7%)
 18,500            Applied Materials, Inc.*                                  665
 33,000            National Semiconductor Corp.*                             804
 30,500            Silicon Valley Group, Inc.*                               614
                                                                         -------
                                                                           2,083
                                                                         -------
                 FINANCE - CONSUMER (1.2%)
 15,300            Associates First Capital Corp.                            675
                                                                         -------
                 FOODS (2.2%)
  8,000            CPC International, Inc.                                   620
 19,500            Dean Foods Co.                                            629
                                                                         -------
                                                                           1,249
                                                                         -------



B-40 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

    PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)   DECEMBER 31, 1996


                                                                       Market
 Number                                                                 Value
of Shares        Security                                               (000)
---------        --------                                              -------
                 HEALTHCARE - DIVERSIFIED (0.1%)
 2,400             Allegiance Corp.                                     $   66
                                                                        ------
                 HEALTHCARE - HMOs (1.2%)
36,300             Humana, Inc.*                                           694
                                                                        ------
                 HEAVY DUTY TRUCKS & PARTS (1.3%)
20,200             Trinova Corp.                                           735
                                                                        ------
                 HOMEBUILDING (0.6%)
 9,000             Centex Corp.                                            339
                                                                        ------
                 HOUSEHOLD PRODUCTS (1.4%)
 7,000             Procter & Gamble Co.                                    752
                                                                        ------
                 INSURANCE - MULTI-LINE COMPANIES (1.4%)
10,000             Aetna, Inc.                                             800
                                                                        ------
                 INSURANCE - PROPERTY/CASUALTY (4.9%)
13,000             Allstate Corp.                                          753
 5,600             American International Group, Inc.                      606
28,000             Everest Reinsurance Holdings, Inc.                      805
29,000             Highlands Insurance Group, Inc.*                        587
                                                                        ------
                                                                         2,751
                                                                        ------
                 LEISURE TIME (1.2%)
28,300             Brunswick Corp.                                         679
                                                                        ------
                 MACHINERY - DIVERSIFIED (2.6%)
41,000             BW/IP, Inc.                                             676
18,500             Deere & Co.                                             752
                                                                        ------
                                                                         1,428
                                                                        ------
                 MANUFACTURING - DIVERSIFIED INDUSTRIES (1.2%)
19,100             Hillenbrand Industries, Inc.                            692
                                                                        ------
                 MANUFACTURING - SPECIALIZED (1.5%)
24,000             Avery Dennison Corp.                                    849
                                                                        ------
                 MEDICAL PRODUCTS & SUPPLIES (1.6%)
12,000             Baxter International, Inc.                              492
14,600             C.R. Bard, Inc.                                         409
                                                                        ------
                                                                           901
                                                                        ------
                 METALS - MISCELLANEOUS (2.3%)
20,000             Inco Ltd.                                               637
19,000             Titanium Metals Corp.*                                  625
                                                                        ------
                                                                         1,262
                                                                        ------
                 NATURAL GAS DISTRIBUTION - PIPELINES (2.3%)
16,000             NICOR, Inc.                                             572
14,000             Sonat, Inc.                                             721
                                                                        ------
                                                                         1,293
                                                                        ------
                 OFFICE EQUIPMENT & SUPPLIES (1.3%)
13,900             Xerox Corp.                                             731
                                                                        ------
                 OIL - DOMESTIC (2.9%)
40,000             Occidental Petroleum Corp.                              935
16,500             Unocal Corp.                                            670
                                                                        ------
                                                                         1,605
                                                                        ------


                                                         1996 ANNUAL REPORT B-41

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

    PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)    DECEMBER 31, 1996


                                                                        Market
 Number                                                                  Value
of Shares        Security                                                (000)
---------        --------                                               -------

                 OIL - EXPLORATION & PRODUCTION (2.9%)
 19,000            Apache Corp.                                         $  672
127,000            Gulf Canada Resources, Ltd.*                            937
                                                                        ------
                                                                         1,609
                                                                        ------
                 OIL - INTERNATIONAL (1.4%)
  7,700            Texaco, Inc.                                            756
                                                                        ------
                 OIL WELL EQUIPMENT & SERVICE (1.4%)
  8,000            Schlumberger Ltd.                                       799
                                                                        ------
                 PAPER & FOREST PRODUCTS (4.2%)
 45,900            Jefferson Smurfit Corp.*                                737
  9,200            Kimberly-Clark Corp.                                    876
 15,500            Weyerhaeuser Co.                                        735
                                                                        ------
                                                                         2,348
                                                                        ------
                 POLLUTION CONTROL (1.4%)
 23,000            WMX Technologies, Inc.                                  750
                                                                        ------
                 PUBLISHING (4.0%)
 25,500            American Greetings Corp.                                724
 10,300            Cognizant Corp.                                         340
 16,100            Dun & Bradstreet Corp.                                  382
 14,000            Houghton Mifflin Co.                                    793
                                                                        ------
                                                                         2,239
                                                                        ------
                   RAILROADS (1.3%)
  8,200              Norfolk Southern Corp.                                717
                                                                        ------
                   REAL ESTATE INVESTMENT TRUSTS (3.2%)
 15,000              Developers Diversified Realty Corp.                   557
 16,000              Kimco Realty Corp.                                    558
 22,000              Public Storage, Inc.                                  682
                                                                        ------
                                                                         1,797
                                                                        ------
                   RETAIL - DEPARTMENT STORES (1.1%)
 13,000              May Department Stores Co.                             608
                                                                        ------
                   RETAIL - GENERAL MERCHANDISING (2.6%)
 15,500              J.C. Penney Company, Inc.                             755
 15,500              Sears, Roebuck & Co.                                  715
                                                                        ------
                                                                         1,470
                                                                        ------
                   RETAIL - SPECIALTY (1.1%)
 42,000              Phillips-Van Heusen Corp.                             604
                                                                        ------
                   SAVINGS & LOAN HOLDING COMPANIES (1.1%)
 22,000              Great Western Financial Corp.                         638
                                                                        ------
                   SPECIALTY PRINTING (1.4%)
 24,500              Deluxe Corp.                                          802
                                                                        ------
                   TELEPHONES (5.0%)
 15,000              AT&T                                                  652
 16,500              GTE Corp.                                             751
 14,000              NYNEX Corp.                                           674
 18,500              Sprint Corp.                                          738
                                                                        ------
                                                                         2,815
                                                                        ------


B-42 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

               USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND

    PORTFOLIO OF INVESTMENTS IN SECURITIES (CONTINUED)    DECEMBER 31, 1996


                                                                        Market
 Number                                                                  Value
of Shares        Security                                                (000)
---------        --------                                               -------
                 TOBACCO (4.3%)
   6,400           Philip Morris Companies, Inc.                       $   721
  20,000           RJR Nabisco Holdings Corp.                              680
  31,000           Universal Corp.                                         996
                                                                        ------
                                                                         2,397
                                                                        ------
                 Total common stocks (cost: $42,128)                    53,910
                                                                        ------
                               SHORT-TERM (4.1%)
Principal
 Amount
  (000)
---------

                 U.S. GOVERNMENT & AGENCY ISSUES

$ 2,290            Federal Home Loan Mortgage Discount Notes,
                      5.40%, 1/02/97 (cost: $2,290)                      2,290
                                                                        ------
                   Total investments (cost: $44,418)                   $56,200
                                                                        ======


* Non-income producing
See accompanying "Notes to Portfolios of Investments in Securities" on page
B-55.

                                                         1996 ANNUAL REPORT B-43

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

          PORTFOLIO OF INVESTMENTS IN SECURITIES    DECEMBER 31, 1996

                          FOREIGN SECURITIES (70.3%)
                         FOREIGN COMMON STOCKS (67.7%)


                                                                        Market
 Number                                                                  Value
of Shares        Security                                                (000)
---------        --------                                               -------
                 ARGENTINA (1.1%)
 5,300             Disco S.A. ADS *                                     $  150
 2,000             IRSA Inversiones y Representaciones S.A. GDS             64
11,000             Quilmes Industrial (Quinsa) S.A. ADS                    100
 3,800             Telefonica de Argentina S.A. ADR                         98
                                                                        ------
                                                                           412
                                                                        ------
                 AUSTRALIA (1.4%)
12,000             Broken Hill Proprietary Co. Ltd.                       171
54,137             CSL Ltd.                                               256
16,100             National Mutual Holdings Ltd. *                         24
10,000             Woodside Petroleum Ltd.                                 73
                                                                        ------
                                                                          524
                                                                        ------
                 AUSTRIA (1.2%)
 1,200             Bohler Uddeholm AG                                      86
 2,250             VA Technologies AG                                     353
                                                                        ------
                                                                          439
                                                                        ------
                 BELGIUM (1.2%)
   625             Colruyt S.A.                                           286
 2,400             Union Miniere *                                        163
                                                                        ------
                                                                          449
                                                                        ------
                 CANADA (3.7%)
 5,000             Alliance Forest Products, Inc. *                        89
 8,600             Anderson Exploration Ltd. *                            111
60,000             Beau Canada Exploration Ltd. *                         105
 5,900             Canadian National Railway Co.                          224
15,000             Canadian Occidental Petroleum Ltd.                     242
22,000             National Bank of Canada                                222
12,000             OSF, Inc. *                                            116
 6,700             Suncor, Inc.                                           277
                                                                        ------
                                                                        1,386
                                                                        ------
                 CHILE (0.9%)
 3,700             Madeco S.A. ADS                                         90
 7,100             Maderas y Sinteticos S.A. ADS                           99
 2,500             Sociedad Quimica y Minera de Chile S.A. ADS            135
                                                                        ------
                                                                          324
                                                                        ------
                 CHINA (0.3%)
36,000             New World Infrastructure Ltd. *                        105
                                                                        ------
                 COLUMBIA (0.2%)
12,500             Banco de Colombia GDS                                   95
                                                                        ------
                 CZECH REPUBLIC (0.4%)
 3,000             Komercni Banka A.S. GDR                                 81
   700             SPT Telecom A.S. *                                      87
                                                                        ------
                                                                          168
                                                                        ------
                 DENMARK (2.5%)
 4,800             Carli Gry International A/S *                          230
 6,000             ISS International Service System A/S "B"               158
   800             Novo Nordisk A/S "B"                                   151
 1,300             Tele Danmark A/S "B"                                    72
 6,900             Tele Danmark A/S ADS                                   188
 2,500             Unidanmark A/S                                         129
                                                                        ------
                                                                          928
                                                                        ------



B-44 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)            DECEMBER 31, 1996


                                                                        Market
Number                                                                  Value
of Shares       Security                                                (000)
---------       --------                                                ------
                EGYPT (0.1%)
   3,500          Suez Cement Co. S.A.E. GDS*                           $   55
                                                                        ------
                FINLAND (1.4%)
   7,300          Nokia Corp. ADS                                          421
   1,516          Raision Tehtaat                                           95
                                                                        ------
                                                                           516
                                                                        ------
                FRANCE (4.5%)
   8,700          Coflexip ADS*                                            228
  10,500          Elf Aquitaine ADS                                        475
   3,000          Eramet Group                                             157
     975          Essilor International                                    296
   2,400          Louis Dreyfus Citrus*                                     79
     760          Pathe S.A.*                                              183
     900          Peugeot Citroen S.A.*                                    101
     600          Roussel-Uclaf                                            177
                                                                        ------
                                                                         1,696
                                                                        ------
                GERMANY (2.5%)
   1,600          Adidas AG                                                138
   4,200          Deutsche Telekom AG ADR*                                  86
   3,800          Leica Camera AG*                                         119
   6,500          Pfeiffer Vacuum Technology AG ADS*                       117
   9,400          Rofin-Sinar Technologies, Inc.*                          110
   6,100          Veba AG                                                  353
                                                                        ------
                                                                           923
                                                                        ------
                HONG KONG (1.3%)
 145,000          Amoy Properties Ltd.                                     209
   6,200          Asia Satellite Telecommunications Holdings Ltd. ADR*     145
  74,800          Hong Kong Telecommunications Ltd.                        121
   9,000          Varitronix International Ltd.                             16
                                                                        ------
                                                                           491
                                                                        ------
                HUNGARY (0.3%)
  10,000          Mol Magyar Olay Es Gazipari GDS                          126
                                                                        ------
                INDIA (0.7%)
   6,000          Hindalco Industries Ltd. GDR                             148
   8,000          Larsen & Toubro Ltd. GDR                                 116
                                                                        ------
                                                                           264
                                                                        ------
                INDONESIA (0.9%)
  95,000          PT Asahimas Flat Glass Co. Ltd.                           58
 101,500          PT Bank Dagang Nasional Indonesia                        103
  14,000          PT HM Sampoerna                                           75
  46,500          PT Jaya Real Property                                     65
  15,000          PT Modern Photo Film                                      48
                                                                        ------
                                                                           349
                                                                        ------

                ISRAEL (1.2%)
   5,100          Blue Square - Israel Ltd. ADS *                           73
   5,500          Koor Industries Ltd. ADS                                  94
   5,800          Teva Pharmaceutical Industries Ltd. ADS                  291
                                                                        ------
                                                                           458
                                                                        ------

                                                         1996 ANNUAL REPORT B-45

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

     PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)  DECEMBER 31, 1996

                                                                        Market
Number                                                                  Value
of Shares       Security                                                (000)
---------       --------                                                ------
                ITALY (2.1%)
  14,000          Arnoldo Mondadori Editore S.p.A.                      $  114
   4,900          Eni S.p.A. ADS                                           253
   7,400          Instrumentation Laboratory S.p.A. ADS*                    75
  92,500          Olivetti and C., S.p.A.*                                  33
   4,300          SAES Getters S.p.A. ADR*                                  52
  81,800          STET S.p.A.                                              276
                                                                        ------
                                                                           803
                                                                        ------
                JAPAN (10.4%)
   9,000          Bridgestone Corp.                                        171
  16,000          Canon, Inc.                                              354
  10,000          Daibiru Corp.                                             92
   8,000          Higo Bank                                                 53
  21,000          Hitachi Ltd.                                             196
  10,000          Honda Motor Co. Ltd.                                     286
   5,000          Hoya Corp.                                               196
   5,000          Ito-Yokado Co. Ltd.                                      218
   3,000          Kyocera Corp.                                            187
   9,900          Laox Co. Ltd.                                            151
  26,000          Minebea Co. Ltd.                                         217
  26,000          Mitsubishi Heavy Industries Ltd.                         207
   1,800          Namco                                                     55
     700          Nippon Television Network                                212
  75,000          NKK Corp.*                                               169
  15,000          Nomura Securities Co. Ltd.                               225
       6          NTT Data Communications Systems Corp.                    176
  20,000          Shiseido Co. Ltd.                                        231
  24,000          Terumo Corp.                                             325
   6,000          Tostem Corp.                                             166
                                                                        ------
                                                                         3,887
                                                                        ------
                KOREA (0.4%)
   2,500          Korea Electric Power Corp.                                73
   1,300          Samsung Electronics Co. Ltd.                              76
      77          Samsung Electronics Co. Ltd. (New)*                        4
                                                                        ------
                                                                           153
                                                                        ------
                MALAYSIA (0.9%)
  17,000          Edaran Otomobil Nasional Bhd                             170
  20,000          Telekom Malaysia Bhd                                     178
                                                                        ------
                                                                           348
                                                                        ------
                MEXICO (2.0%)
  97,000          Controladora Comercial Mexicana, S.A. de C.V.*            90
   2,500          Controladora Comercial Mexicana, S.A. de C.V. GDR*        45
   7,318          Desc, Sociedad de Fomento Industrial, S.A. de C.V. ADS*  161
   6,000          Panamerican Beverages, Inc. "A"                          281
  10,000          Tubos de Acero de Mexico, S.A. ADS*                      159
                                                                        ------
                                                                           736
                                                                        ------
                NETHERLANDS (3.3%)
   3,000          EVC International N.V.                                    95
   7,000          Forasol-Foramer N.V.*                                    138
  10,000          ING Group N.V.                                           360
   1,750          Oce-van der Grinten N.V.                                 190
   3,500          Philips Electronics N.V.                                 140
  16,000          Verenigd Besit VNU                                       335
                                                                        ------
                                                                         1,258
                                                                        ------


B-46 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

     PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)  DECEMBER 31, 1996

                                                                        Market
Number                                                                  Value
of Shares       Security                                                (000)
---------       --------                                                ------
                NORWAY (1.3%)
 100,000          Christiania Bank og Kreditkasse                       $  314
  11,000          Nycomed ASA*                                             166
                                                                        ------
                                                                           480
                                                                        ------
                PERU (0.3%)
   5,400          Telefonica del Peru S.A. "B" ADS                         102
                                                                        ------
                PHILIPPINES (0.5%)
 250,000          Megaworld Properties*                                    100
   3,600          Metropolitan Bank and Trust Co.                           89
                                                                        ------
                                                                           189
                                                                        ------
                POLAND (0.4%)
  11,539          Elektrim S.A.                                            105
   7,000          Polifarb-Cieszyn S.A.                                     39
                                                                        ------
                                                                           144
                                                                        ------
                PORTUGAL (1.4%)
   9,100          Banco Totta E Acores S.A.*                               172
   4,700          Cimentos de Portugal*                                    101
   7,800          Portugal Telecom, S.A. ADS                               220
     500          Telecel-Comunicacoes Pessoais S.A.                        32
                                                                        ------
                                                                           525
                                                                        ------
                RUSSIA (0.2%)
   4,600          RAO Gazprom ADR*                                          82
                                                                        ------
                SINGAPORE (1.1%)
  12,000          Keppel Corp. Ltd.                                         93
  26,000          Overseas Union Bank Ltd.                                 201
  20,000          Singapore Land Ltd.                                      111
                                                                        ------
                                                                           405
                                                                        ------
                SOUTH AFRICA (1.2%)
  17,800          Gencor Ltd.                                               65
  35,800          Malbak Ltd.                                              157
   7,215          Nedcor Ltd. GDR                                          101
   4,600          South African Breweries Ltd.                             116
                                                                        ------
                                                                           439
                                                                        ------
                SPAIN (2.0%)
  10,387          Autopistas del Mare Nostrum S.A.                         163
   1,500          Corporacion Mapfre                                        91
   5,800          Telefonica de Espana S.A. ADR                            402
   3,881          Vallehermoso S.A.                                         84
                                                                        ------
                                                                           740
                                                                        ------
                SWEDEN (2.8%)
   2,550          ABB AB "A"                                               288
   8,600          Autoliv AB                                               377
   4,500          Nordbanken AB                                            136
   1,300          Scandic Hotels AB                                         22
  11,000          Volvo AB "B"                                             243
                                                                        ------
                                                                         1,066
                                                                        ------
                SWITZERLAND (3.3%)
     373          Novartis AG                                              427
   1,600          Oerlikon Buhrle AG*                                      158
      50          SGS Group AG                                             123
     759          Sulzer AG P.C.                                           438
   5,800          Tag Heuer International S.A. ADS*                         94
                                                                        ------
                                                                         1,240
                                                                        ------


                                                         1996 ANNUAL REPORT B-47

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

     PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)  DECEMBER 31, 1996

                                                                        Market
Number                                                                  Value
of Shares       Security                                                (000)
---------       --------                                                ------
                TAIWAN (0.4%)
    4,500         Acer, Inc. GDR*                                       $   42
    5,125         China Steel Corp. GDS                                    103
                                                                        ------
                                                                           145
                                                                        ------
                THAILAND (0.3%)
   11,100         Finance One Public Co.                                    23
   40,000         Krung Thai Bank plc                                       77
                                                                        ------
                                                                           100
                                                                        ------
                TURKEY (0.3%)
  680,000         Erciyas Biracilik ve Malt Sanayi A.S.                     74
  685,000         Olmuksa Mukavva Sanayi ve Ticaret A.S.                    21
1,448,700         Yapi Ve Kredi Bankasi A.S.                                36
                                                                        ------
                                                                           131
                                                                        ------
                UNITED KINGDOM (6.9%)
   66,000         Bank of Scotland                                         348
   12,000         Comcast UK Cable Partners Ltd.*                          163
   66,900         Corporate Services Group plc                             198
   11,300         DFS Furniture Co. plc                                    116
    4,400         Dr. Solomon's Group plc ADS*                              75
   30,000         Harvey Nichols plc*                                      179
   46,000         Medeva plc                                               200
   30,500         Northern Ireland Electricity plc                         198
   90,000         Thistle Hotels plc*                                      279
   59,000         Tomkins plc                                              273
    4,800         Vodafone Group plc ADR                                   199
   80,000         WPP Group plc                                            347
                                                                        ------
                                                                         2,575
                                                                        ------
                VENEZUELA (0.1%)
    2,000         Compania Anonima Nacional Telefonos De Venezuela ADS*     56
                                                                        ------
                OTHER HOLDINGS (0.3%)
   90,000         Central European Growth Fund plc                          95
   30,000         Central European Growth Fund plc Warrants*                 6
                                                                        ------
                                                                           101
                                                                        ------
                  Total foreign common stocks (cost: $21,778)           25,413
                                                                        ------
                        FOREIGN PREFERRED STOCKS (2.2%)

                AUSTRALIA (0.4%)
   47,000         Village Roadshow Ltd. "A"                                128
                                                                        ------
                BRAZIL (1.4%)
5,500,000         Companhia Energetica de Minas Gerais (Cemig)             187
1,350,000         Petroleo Brasileiro S.A.                                 215
1,700,000         Telebras PN                                              131
                                                                        ------
                                                                           533
                                                                        ------
                GERMANY (0.4%)
    1,100         SAP ADS                                                  154
                                                                        ------
                  Total foreign preferred stocks (cost: $622)              815
                                                                        ------


B-48 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

     PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)  DECEMBER 31, 1996

                             FOREIGN BONDS (0.4%)


Principal                                                               Market
 Amount                                                                 Value
 (000)          Security                                                (000)
---------       --------                                                ------
                JAPAN (0.4%)
$   160           MBL International Finance (Bermuda) Trust,
                   Convertible Notes, 3.00%, 11/30/02 (cost: $166)      $  170
                                                                         -----
                  Total foreign securities (cost: $22,566)              26,398
                                                                         -----
                            DOMESTIC STOCKS (23.7%)

 Number
of Shares
---------
                AEROSPACE/DEFENSE (1.5%)
    4,400         B.F. Goodrich Co.                                        178
    2,668         Boeing Co.                                               284
    2,000         Precision Castparts Corp.                                 99
                                                                         -----
                                                                           561
                                                                         -----
                ALUMINUM (0.4%)
    2,400         Aluminum Co. of America                                  153
                                                                         -----
                AUTO PARTS (0.4%)
    4,600         Lear Corp. *                                             157
                                                                         -----
                AUTOMOBILES (0.3%)
    4,000         Ford Motor Co.                                           128
                                                                         -----
                BANK HOLDING COMPANIES - MONEY CENTER (0.4%)
    1,900         Bankers Trust New York Corp.                             164
                                                                         -----
                BEVERAGES - SOFT DRINKS (0.4%)
    5,700         PepsiCo, Inc.                                            167
                                                                         -----
                BIOTECHNOLOGY (0.3%)
    2,000         Amgen, Inc. *                                            109
                                                                         -----
                BROKERAGE FIRMS (0.4%)
    2,500         Dean Witter, Discover & Co.                              166
                                                                         -----
                CHEMICALS (0.6%)
    1,000         Dow Chemical Co.                                          78
    3,800         Monsanto Co.                                             148
                                                                         -----
                                                                           226
                                                                         -----
                CHEMICALS - SPECIALTY (0.2%)
    2,200         Morton International, Inc.                                90
                                                                         -----
                COMMUNICATION - EQUIPMENT MANUFACTURERS (0.6%)
    4,648         Lucent Technologies, Inc.                                215
                                                                         -----
                COMPUTER SOFTWARE & SERVICE (1.3%)
    7,400         Informix Corp. *                                         151
    2,200         Microsoft Corp. *                                        182
    4,400         Sterling Commerce, Inc. *                                155
                                                                         -----
                                                                           488
                                                                         -----
                CONTAINERS - METALS & GLASS (0.3%)
    4,000         Ball Corp.                                               104
                                                                         -----
                ELECTRICAL EQUIPMENT (0.6%)
    4,000         Rockwell International Corp.*                            244
                                                                         -----
                ELECTRONICS - SEMICONDUCTORS (1.9%)
    4,000         Applied Materials, Inc. *                                144
    1,300         Intel Corp.                                              170
    3,000         Motorola, Inc.                                           184
    8,000         National Semiconductor Corp. *                           195
                                                                         -----
                                                                           693
                                                                         -----


                                                         1996 ANNUAL REPORT B-49

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

  PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)    DECEMBER 31, 1996

                                                                        Market
 Number                                                                  Value
of Shares        Security                                                (000)
---------        --------                                               ------
                 FINANCE - CONSUMER (0.4%)
  3,200            Associates First Capital Corp.                       $  141
                                                                        ------
                 FOODS (0.4%)
  4,300            Dean Foods Co.                                          139
                                                                        ------
                 GAMING COMPANIES (0.2%)
  2,000            Anchor Gaming *                                          81
                                                                        ------
                 HEALTHCARE - DIVERSIFIED (0.4%)
  1,200            Bristol-Myers Squibb Co.                                130
                                                                        ------
                 HEALTHCARE - HMOs (0.4%)
  3,200            United HealthCare Corp.                                 144
                                                                        ------
                 HEALTHCARE - Miscellaneous (0.8%)
  6,700            COHR, Inc. *                                            181
  3,200            Total Renal Care Holdings, Inc. *                       116
                                                                        ------
                                                                           297
                                                                        ------
                 HOUSEHOLD PRODUCTS (0.6%)
  2,200            Procter & Gamble Co.                                    236
                                                                        ------
                 INSURANCE - PROPERTY/CASUALTY (0.6%)
  2,000            American International Group, Inc.                      216
                                                                        ------
                 MACHINERY - DIVERSIFIED (0.7%)
  6,000            BW/IP, Inc.                                              99
  4,000            Deere & Co.                                             162
                                                                        ------
                                                                           261
                                                                        ------
                 MANUFACTURING - SPECIALIZED (0.6%)
  6,400            Avery Dennison Corp.                                    226
                                                                        ------
                 MEDICAL PRODUCTS & SUPPLIES (0.8%)
  4,100            C.R. Bard, Inc.                                         115
  4,000            St. Jude Medical, Inc. *                                170
                                                                        ------
                                                                           285
                                                                        ------
                 OFFICE EQUIPMENT & SUPPLIES (0.7%)
  3,200            Alco Standard Corp.                                     165
  1,800            Xerox Corp.                                              95
                                                                        ------
                                                                           260
                                                                        ------
                 OIL - DOMESTIC (0.4%)
  4,000            Unocal Corp.                                            162
                                                                        ------
                 OIL - EXPLORATION & PRODUCTION (0.6%)
  6,000            Apache Corp.                                            212
                                                                        ------
                 OIL & GAS DRILLING (0.3%)
  1,500            Transocean Offshore, Inc.                                94
                                                                        ------
                 OIL WELL EQUIPMENT & SERVICE (0.5%)
  3,400            Halliburton Co.                                         205
                                                                        ------
                 PAPER & FOREST PRODUCTS (0.8%)
  6,000            Fort Howard Corp. *                                     166
  2,500            Weyerhaeuser Co.                                        119
                                                                        ------
                                                                           285
                                                                        ------
                 POLLUTION CONTROL (0.8%)
  4,000            Browning-Ferris Industries, Inc.                        105
  6,000            WMX Technologies, Inc.                                  196
                                                                        ------
                                                                           301
                                                                        ------


B-50 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

    PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)    DECEMBER 31, 1996

                                                                      Market
 Number                                                                Value
of Shares        Security                                              (000)
---------        --------                                             ------
                 PUBLISHING (0.7%)
 5,800             American Greetings Corp.                          $   164
 1,900             Cognizant Corp.                                        63
 1,900             Dun & Bradstreet Corp.                                 45
                                                                     -------
                                                                         272
                                                                     -------
                 RESTAURANTS (0.2%)
 5,000             Brinker International, Inc. *                          80
                                                                     -------
                 RETAIL - GENERAL MERCHANDISING (0.4%)
 4,950             Dollar General Corp.                                  158
                                                                     -------
                 RETAIL - SPECIALTY (0.7%)
 3,800             Abercrombie & Fitch Co. *                              63
 2,400             Borders Group, Inc. *                                  86
 7,000             Phillips-Van Heusen Corp.                             100
                                                                     -------
                                                                         249
                                                                     -------
                 SPECIALIZED SERVICES (0.2%)
10,000             Leap Group, Inc. *                                     69
                                                                     -------
                 TELEPHONES (0.9%)
 4,500             360 Communications Co.                                104
 2,000             AT&T                                                   87
 4,000             Sprint Corp.                                          160
                                                                     -------
                                                                         351
                                                                     -------
                 TOBACCO (0.7%)
 1,000             Philip Morris Companies, Inc.                         112
 4,200             RJR Nabisco Holdings Corp.                            143
                                                                     -------
                                                                         255
                                                                     -------
                 TRANSPORTATION - MISCELLANEOUS (0.3%)
 5,000             APL Ltd.                                              118
                                                                     -------
                   Total domestic stocks (cost: $6,869)                8,892
                                                                     -------

                    U.S. GOVERNMENT & AGENCY ISSUES (5.9%)
Principal
 Amount
 (000)
----------
                   DISCOUNT NOTE
$2,200               Federal Home Loan Mortgage Discount Notes,
                        5.40%, 1/02/97 (cost: $2,200)                  2,200
                                                                     -------
                     Total investments (cost: $31,635)               $37,490
                                                                     =======



* Non-income producing

                                                         1996 ANNUAL REPORT B-51

                          USAA LIFE INVESTMENT TRUST

                 USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND

    PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)    DECEMBER 31, 1996

                         PORTFOLIO SUMMARY BY INDUSTRY

Healthcare                                                       8.9%
Oil                                                              8.0
Telecommunications                                               7.9
Banks                                                            6.6
U.S. Government  & Agency Issues                                 5.9
Retail                                                           5.2
Electronics                                                      3.4
Manufacturing                                                    2.6
Automobiles                                                      2.5
Computer Software & Service                                      2.5
Electrical Equipment                                             2.5
Publishing                                                       2.4
Auto Parts                                                       2.3
Electric Power                                                   2.2
Conglomerates                                                    2.1
Engineering & Construction                                       1.8
Office Equipment & Supplies                                      1.6
Machinery - Diversified                                          1.6
Aerospace / Defense                                              1.5
Broadcasters                                                     1.5
Specialized Services                                             1.5
Beverages - Soft Drink                                           1.4
Building Materials                                               1.4
Metals                                                           1.4
Real Estate                                                      1.4
Steel                                                            1.4
Insurance - Multi-Line Companies                                 1.2
Brokerage Firms                                                  1.1
Chemicals                                                        1.1
Paper & Forest Products                                          1.0
Transportation                                                   1.0
Other                                                           13.0
                                                                ----
Total                                                           99.9%
                                                                ====

See accompanying "Notes to Portfolios of Investments in Securities" on page
B-55.


B-52 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

          PORTFOLIO OF INVESTMENTS IN SECURITIES    DECEMBER 31, 1996

                          BASIC VALUE STOCKS (60.0%)


                                                                      Market
Number                                                                 Value
of Shares         Security                                             (000)
---------         --------                                            ------
                  AEROSPACE/DEFENSE (4.6%)
12,000              B.F. Goodrich Co.                                 $  486
 8,420              Boeing Co.                                           895
                                                                      ------
                                                                       1,381
                                                                      ------
                  AUTOMOBILES (2.2%)
20,000              Chrysler Corp.                                       660
                                                                      ------
                  BANK HOLDING COMPANIES - MAJOR REGIONAL (2.0%)
16,000              PNC Bank Corp.                                       602
                                                                      ------
                  BANK HOLDING COMPANIES - MONEY CENTER (1.4%)
 5,000              Bankers Trust New York Corp.                         431
                                                                      ------
                  CHEMICALS (4.1%)
 6,000              Dow Chemical Co.                                     470
20,000              Monsanto Co.                                         778
                                                                      ------
                                                                       1,248
                                                                      ------
                  DISTRIBUTION & PIPELINES (1.6%)
14,000              NICOR, Inc.                                          501
                                                                      ------
                  DRUGS (1.9%)
14,500              Pharmacia & Upjohn, Inc.                             575
                                                                      ------
                  ELECTRICAL EQUIPMENT (2.0%)
10,000              Rockwell International Corp. *                       609
                                                                      ------
                  HEALTHCARE - DIVERSIFIED (3.7%)
 8,000              American Home Products Corp.                         469
 6,000              Bristol-Myers Squibb Co.                             652
                                                                      ------
                                                                       1,121
                                                                      ------
                  INSURANCE - PROPERTY/CASUALTY (2.9%)
15,000              Allstate Corp.                                       868
                                                                      ------
                  MACHINERY - DIVERSIFIED (3.2%)
 7,000              Caterpillar, Inc.                                    527
11,000              Deere & Co.                                          447
                                                                      ------
                                                                         974
                                                                      ------
                  MANUFACTURING - DIVERSIFIED INDUSTRIES (1.6%)
 6,000              Minnesota Mining & Manufacturing Co.                 497
                                                                      ------
                  OFFICE EQUIPMENT & SUPPLIES (1.6%)
 9,000              Xerox Corp.                                          474
                                                                      ------
                  OIL - DOMESTIC (2.9%)
 4,000              Atlantic Richfield Co.                               530
 9,000              Unocal Corp.                                         366
                                                                      ------
                                                                         896
                                                                      ------
                  OIL - INTERNATIONAL (5.0%)
 7,000              Chevron Corp.                                        455
 4,000              Mobil Corp.                                          489
 6,000              Texaco, Inc.                                         589
                                                                      ------
                                                                       1,533
                                                                      ------
                  PAPER & FOREST PRODUCTS (2.6%)
10,000              James River Corp.                                    331
10,000              Weyerhaeuser Co.                                     474
                                                                      ------
                                                                         805
                                                                      ------
                  RAILROADS (1.4%)
 5,000              Norfolk Southern Corp.                               438
                                                                      ------
                  RETAIL - DEPARTMENT STORES (2.6%)
 9,000              May Department Stores Co.                            421
10,000              Nordstrom, Inc.                                      354
                                                                      ------
                                                                         775
                                                                      ------
                  RETAIL - GENERAL MERCHANDISING (3.6%)
10,000              J.C. Penney Company, Inc.                            487
13,000              Sears, Roebuck & Co.                                 600
                                                                      ------
                                                                       1,087
                                                                      ------


                                                         1996 ANNUAL REPORT B-53

                          USAA LIFE INVESTMENT TRUST

              USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND

    PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)   DECEMBER 31, 1996


                                                                                              Market
Number                                                                                         Value
of Shares       Security                                                                       (000)
---------       --------                                                                      ------
                TELEPHONES (5.4%)
10,000            GTE Corp.                                                                  $   455
10,000            NYNEX Corp.                                                                    481
 8,000            SBC Communications Corp.                                                       414
 7,000            Sprint Corp.                                                                   279
                                                                                             -------
                                                                                               1,629
                                                                                             -------
                TOBACCO (3.7%)
 9,000            American Brands, Inc.                                                          446
 6,000            Philip Morris Companies, Inc.                                                  676
                                                                                             -------
                                                                                               1,122
                                                                                             -------
                  Total basic value stocks (cost: $12,623)                                    18,226
                                                                                             -------
                    U.S. GOVERNMENT & AGENCY ISSUES (3.2%)

Principal
 Amount                                                           Coupon
 (000)                                                             Rate        Maturity
---------                                                        -------       --------
$  993          Government National Mortgage Assn.(cost: $947)     7.00%        6/20/26          969
                                                                                             -------
                         CORPORATE OBLIGATIONS (33.2%)
                BANK HOLDING COMPANIES (3.4%)
 1,000             HUBCO, Inc., Subordinated Debentures            8.20         9/15/06        1,041
                                                                                             -------
                BANKS (6.7%)
 1,000            Capital One Bank, MTN                            7.35         6/20/00        1,017
 1,000            Corporacion Andina De Fomento,
                   Global Bonds                                    7.38         7/21/00        1,026
                                                                                             -------
                                                                                               2,043
                                                                                             -------
                ELECTRONICS - INSTRUMENTATION (3.4%)
 1,000            Tektronix Inc., Notes                            7.50         8/01/03        1,020
                                                                                             -------
                MACHINE TOOLS (3.3%)
 1,000            Giddings and Lewis, Inc., Notes                  7.50        10/01/05          992
                                                                                             -------
                REAL ESTATE INVESTMENT TRUSTS (10.0%)
 1,000            Merry Land and Investment Co., Notes             7.25         6/15/05          991
 1,000            Nationwide Health Properties, Inc., MTN          8.61         3/01/02        1,065
 1,000            Washington Real Estate Investment Trust,
                   Senior Notes                                    7.25         8/13/06          987
                                                                                             -------
                                                                                               3,043
                                                                                             -------
                RETAIL - FOOD CHAINS (3.3%)
 1,000            Great Atlantic & Pacific Tea, Inc.,
                   Senior Notes                                    7.70         1/15/04        1,007
                                                                                             -------
                RETAIL - GENERAL MERCHANDISING (3.1%)
 1,000            Kmart Corp., Notes                               8.13        12/01/06          942
                                                                                             -------
                  Total corporate obligations (cost: $10,021)                                 10,088
                                                                                             -------
                              SHORT - TERM (1.8%)
                COMMERCIAL PAPER
   566            Lockheed Martin Corp. (cost: $566)               7.15         1/02/97          566(a)
                                                                                             -------
                  Total investments (cost: $24,157)                                          $29,849
                                                                                             =======



*  Non-income producing.
See accompanying "Notes to Portfolios of Investments in Securities" on page
B-55.


B-54 ANNUAL REPORT 1996

                          USAA LIFE INVESTMENT TRUST

               NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES
                               December 31, 1996

GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in Note 1 to the Trust's financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

ADS/ADR--American Depositary Shares/ Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

GDS/GDR--Global Depositary Shares/ Receipts are foreign shares held by a non-U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by the Manager. Any resale of this security may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

PORTFOLIO DESCRIPTION ABBREVIATIONS

         CP     Commercial Paper
        CRE     Credit Enhanced
        IDA     Industrial Development
                Authority/Agency
        MTN     Medium-Term Note
         RB     Revenue Bond

CATEGORIES AND DEFINITIONS

The securities in USAA Life VA Money Market Fund are divided into two categories--fixed rate instruments and variable rate demand notes.

FIXED RATE INSTRUMENTS--consist of corporate and government notes and commercial paper. The coupon rate is constant to maturity. Prior to maturity, the price of a fixed rate instrument generally varies inversely to the movement of interest rates. At maturity, the security pays face value.

VARIABLE RATE DEMAND NOTES (VRDN)--provide the right, on any business day, to demand, or put, the security for redemption at face value on either that day or in seven days. The interest rate is adjusted at the stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The VRDN's effective maturity is equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements. Most VRDNs possess a credit enhancement.

CREDIT ENHANCEMENT--adds the financial strength of the provider to support the underlying obligor's debt service obligations and/or the put option. The enhancement may be provided by either a high quality bank, insurance company or other corporation, or a collateral trust. Typically, the rating agencies evaluate the security based upon the credit standing of the credit enhancement.

See accompanying "Notes to Financial Statements" on page B-60.

                                                         1996 ANNUAL REPORT B-55

                          USAA LIFE INVESTMENT TRUST

                     STATEMENTS OF ASSETS AND LIABILITIES
        (In Thousands)                          December 31, 1996


                                                          USAA Life                    USAA Life      USAA Life     USAA Life
                                                          VA Money       USAA Life     VA Growth      VA World    VA Diversified
                                                           Market        VA Income     and Income      Growth         Assets
                                                            Fund           Fund           Fund          Fund           Fund
                                                          ---------      ---------     ----------     ---------   --------------
ASSETS
Investments in securities, at market value
 (identified cost of $11,492, $22,286, $44,418,
 $31,635, and $24,157, respectively)                      $ 11,492       $ 23,839      $ 56,200       $ 37,490      $ 29,849
Cash                                                             -              1             6              1             1
Cash denominated in foreign currencies
 (identified cost of $10)                                        -              -             -             10             -
Receivables:
 Capital shares sold                                            59              -           139             20           319
 Dividends and interest                                         18            227           122             39           261
 Securities sold                                                 -              -             -             53             -
                                                          --------       --------      --------       --------      --------
  Total assets                                              11,569         24,067        56,467         37,613        30,430
                                                          --------       --------      --------       --------      --------
LIABILITIES
 Securities purchased                                            -              -           490             55             -
 Unrealized depreciation on foreign currency
  contracts held, at value                                       -              -             -              1             -
 Capital shares redeemed                                       320             11            29              2            31
 USAA Life Insurance Company                                     4              7            16             20             9
                                                          --------       --------      --------       --------      --------
  Total liabilities                                            324             18           535             78            40
                                                          --------       --------      --------       --------      --------
Net assets applicable to capital shares outstanding       $ 11,245       $ 24,049      $ 55,932       $ 37,535      $ 30,390
                                                          ========       ========      ========       ========      ========

REPRESENTED BY:
 Paid-in capital                                          $ 11,245       $ 22,903      $ 43,790       $ 31,337      $ 23,740
 Accumulated undistributed net investment income                 -             73             2             48             3
 Accumulated net realized gain (loss) on investments             -           (480)          358            295           955
 Net unrealized appreciation of investments                      -          1,553        11,782          5,855         5,692
                                                          --------       --------      --------       --------      --------
   Net assets applicable to capital shares outstanding    $ 11,245       $ 24,049      $ 55,932       $ 37,535      $ 30,390
                                                          ========       ========      ========       ========      ========
 Capital shares outstanding, unlimited number of shares
  authorized, no par value                                  11,245          2,288         3,713          2,940         2,347
                                                          ========       ========      ========       ========      ========
   Net asset value, redemption price,
    and offering price per share                          $   1.00       $  10.51      $  15.06       $  12.77      $  12.95
                                                          ========       ========      ========       ========      ========

See accompanying "Notes to Financial Statements" on page B-60.

B-56  ANNUAL REPORT  1996

                          USAA LIFE INVESTMENT TRUST

                           STATEMENTS OF OPERATIONS
        (In Thousands)         Year Ended December 31, 1996


                                                              USAA Life                   USAA Life     USAA Life      USAA Life
                                                              VA Money     USAA Life      VA Growth     VA World     VA Diversified
                                                               Market      VA Income      and Income     Growth          Assets
                                                                Fund         Fund            Fund         Fund            Fund
                                                              ---------    ---------      ----------    ---------    --------------
NET INVESTMENT INCOME:
 Income (net of foreign taxes withheld of $0,
  $0, $6, $57, and $0, respectively):
 Dividends                                                    $      -     $    213       $    974      $    543       $    605
 Interest                                                          624        1,841             85           111            878
                                                              --------     --------       --------      --------       --------
   Total income                                                    624        2,054          1,059           654          1,483
                                                              --------     --------       --------      --------       --------
 Expenses:
  Advisory fees                                                     23           56             81            62             62
  Administrative fees                                               30           30             30            30             30
  Custodian's fees                                                  40           46             54           112             47
  Trustees' fees                                                     4            4              4             4              4
  Audit fees                                                        30           30             30            30             30
  Legal fees                                                        15           15             15            15             15
  Other                                                              -            1              1             1              1
                                                              --------     --------       --------      --------       --------
   Total expenses before reimbursement                             142          182            215           254            189
  Expenses reimbursed                                             (102)         (84)           (72)          (51)           (81)
                                                              --------     --------       --------      --------       --------
   Total expenses after reimbursement                               40           98            143           203            108
                                                              --------     --------       --------      --------       --------
    Net investment income                                          584        1,956            916           451          1,375
                                                              --------     --------       --------      --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY:
 Net realized gain (loss) on:
  Investments                                                        -         (480)         1,524         1,771          1,197
  Foreign currency transactions                                      -            -              -            (2)             -
 Change in net unrealized appreciation/depreciation
  of investments                                                     -       (1,063)         6,662         3,623          1,737
                                                              --------     --------       --------      --------       --------
    Net realized and unrealized gain (loss)                          -       (1,543)         8,186         5,392          2,934
                                                              --------     --------       --------      --------       --------
 Increase in net assets resulting from operations             $    584     $    413       $  9,102      $  5,843       $  4,309
                                                              ========     ========       ========      ========       ========


See accompanying "Notes to Financial Statements" on page B-60.

                                                       1996  ANNUAL REPORT  B-57

                          USAA LIFE INVESTEMNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
         (In Thousands)                      Years Ended December 31,

                                                                                                             USAA Life VA
                                              USAA Life VA                      USAA Life VA                   Growth and
                                            Money Market Fund                    Income Fund                   Income Fund
                                       ---------------------------     -----------------------------   ---------------------------
                                           1996           1995*             1996            1995*         1996            1995*
                                        ---------       ---------        ----------      ----------     ---------      ----------
From operations:
 Net investment income                  $     584       $     247        $    1,956      $    1,585     $      916     $      650
 Net realized gain (loss) on:
  Investments                                   -               -              (480)            642          1,524            598
  Foreign currency transactions                 -               -                 -               -              -              -
 Change in net unrealized appreciation/
  depreciation of investments                   -               -            (1,063)          2,616          6,662          5,120
                                        ---------       ---------        ----------      ----------     ----------     ----------
  Increase in net assets
   resulting from operations                  584             247               413           4,843          9,102          6,368
                                        ---------       ---------        ----------      ----------     ----------     ----------
Distributions to shareholders from:
  Net investment income                      (584)           (247)           (1,883)         (1,585)          (914)          (650)
                                        ---------       ---------        ----------      ----------     ----------     ----------
  Net realized gains                            -               -                 -            (642)        (1,166)          (598)
                                        ---------       ---------        ----------      ----------     ----------     ----------
From capital share transactions:
 Proceeds from shares sold                 62,988          22,742             7,926          21,078         20,120         22,675
 Shares issued for dividends reinvested       584             247             1,883           2,227          2,080          1,248
 Cost of shares redeemed                  (60,129)        (15,187)          (10,113)            (98)        (2,051)          (282)
                                        ---------       ---------        ----------      ----------     ----------     ----------
  Increase (decrease) in net assets
   from capital share transactions          3,443           7,802              (304)         23,207         20,149         23,641
                                        ---------       ---------        ----------      ----------     ----------     ----------
Net increase (decrease) in net assets       3,443           7,802            (1,774)         25,823         27,171         28,761
Net assets:
 Beginning of period                        7,802               -            25,823               -         28,761              -
                                        ---------       ---------        ----------      ----------     ----------     ----------
 End of period                          $  11,245       $   7,802        $   24,049      $   25,823     $   55,932    $    28,761
                                        =========       =========        ==========      ==========     ==========     ==========
Undistributed net investment income
 included in net assets:
 Beginning of period                    $       -       $       -        $        -      $        -     $        -     $       -
                                        =========       =========        ==========      ==========     ==========     ==========
 End of period                          $       -       $       -        $       73      $        -     $        2     $       -
                                        =========       =========        ==========      ==========     ==========     ==========
Change in shares outstanding:
 Shares sold                               62,988          22,742               725           2,093          1,440          2,205
 Shares issued for dividends reinvested       584             247               178             197            137             99
 Shares redeemed                          (60,129)        (15,187)             (897)             (8)          (146)           (22)
                                        ---------       ---------        ----------      ----------     ----------     ----------
  Increase in shares outstanding            3,443           7,802                 6           2,282          1,431          2,282
                                        =========       =========        ==========      ==========     ==========     ==========


*  Funds commenced operations January 5, 1995.
See accompanying "Notes to Financial Statements" on page B-60.

B-58 ANNUAL REPORT 1996

                          USAA LIFE INVESTEMNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS
         (In Thousands)                      Years Ended December 31,


                                                          USAA Life VA                      USAA Life VA
                                                        World Growth Fund             Diversified Assets Fund
                                                   ---------------------------     -----------------------------
                                                       1996           1995*             1996            1995*
                                                    ---------       ---------        ----------      ----------
From operations:
 Net investment income                              $     451       $     324        $    1,375      $    1,117
 Net realized gain (loss) on:
  Investments                                           1,771           1,447             1,197             277
  Foreign currency transactions                            (2)             (4)                -               -
 Change in net unrealized appreciation/
  depreciation of investments                           3,623           2,232             1,737           3,955
                                                    ---------       ---------        ----------      ----------
  Increase in net assets
   resulting from operations                            5,843           3,999             4,309           5,349
                                                    ---------       ---------        ----------      ----------
Distributions to shareholders from:
  Net investment income                                  (449)           (320)           (1,372)         (1,117)
                                                    ---------       ---------        ----------      ----------
  Net realized gains                                   (1,428)         (1,447)             (234)           (285)
                                                    ---------       ---------        ----------      ----------
From capital share transactions:
 Proceeds from shares sold                              7,927          20,852             8,615          21,130
 Shares issued for dividends reinvested                 1,876           1,768             1,606           1,402
 Cost of shares redeemed                                 (940)           (146)           (8,845)           (168)
                                                    ---------       ---------        ----------      ----------
  Increase (decrease) in net assets
   from capital share transactions                      8,863          22,474             1,376          22,364
                                                    ---------       ---------        ----------      ----------
Net increase (decrease) in net assets                  12,829          24,706             4,079          26,311
Net assets:
 Beginning of period                                   24,706               -            26,311               -
                                                    ---------       ---------        ----------      ----------
 End of period                                      $  37,535       $  24,706        $   30,390      $   26,311
                                                    =========       =========        ==========      ==========
Undistributed net investment income
 included in net assets:
 Beginning of period                                $       -       $       -        $        -      $        -
                                                    =========       =========        ==========      ==========
 End of period                                      $      48       $       -        $        3      $        -
                                                    =========       =========        ==========      ==========
Change in shares outstanding:
 Shares sold                                              642           2,079               679           2,097
 Shares issued for dividends reinvested                   147             159               123             117
 Shares redeemed                                          (75)            (12)             (655)            (14)
                                                    ---------       ---------        ----------      ----------
  Increase in shares outstanding                          714           2,226               147           2,200
                                                    =========       =========        ==========      ==========


*  Funds commenced operations January 5, 1995.
See accompanying "Notes to Financial Statements" on page B-60.


                                                        ANNUAL REPORT 1996 B-59

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                                                               DECEMBER 31, 1996
1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment
Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware business trust consisting of five separate funds. The Funds commenced operations January 5, 1995, with an initial investment from USAA Life Insurance Company (USAA Life). USAA Life is a wholly owned subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution.

The investment objective of USAA Life Variable Annuity Money Market Fund
(USAA Life VA Money Market Fund) is to seek the highest level of current income consistent with preservation of capital and maintenance of liquidity. The investment objective of USAA Life Variable Annuity Income Fund (USAA Life VA Income Fund) is to seek maximum current income without undue risk to principal. The investment objective of USAA Life Variable Annuity Growth and Income Fund (USAA Life VA Growth and Income Fund) is to seek capital growth and current income. The investment objective of USAA Life Variable Annuity World Growth Fund (USAA Life VA World Growth Fund) is to seek long-term capital appreciation. The investment objective of USAA Life Variable Annuity Diversified Assets Fund (USAA Life VA Diversified Assets Fund) is to seek long-term capital growth, consistent with preservation of capital and balanced by current income.

Shares of the Trust currently are offered only to the Separate Account of USAA Life Insurance Company (the Separate Account) to serve as the funding medium for certain variable annuity contracts offered by USAA Life to USAA members as well as the general public.

A.  SECURITY VALUATION

The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, all securities in the USAA Life VA Money Market Fund are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Funds' Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the investment advisor under the general supervision of the Board of Trustees.

B.  FEDERAL TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Account and USAA Life. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting for investments in passive foreign investment companies, reclassifications have been made on the statement of assets and liabilities of the USAA Life VA World Growth Fund to increase accumulated undistributed net investment income by $47,807 and to decrease accumulated net realized gain on investments by $47,807.

C.  INVESTMENTS IN SECURITIES

As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term and long-term securities are amortized over the life of the respective securities.

B-60  ANNUAL REPORT  1996

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS
               (Continued)                        December 31, 1996

D.  FOREIGN CURRENCY TRANSLATIONS

The assets of the USAA Life VA World Growth Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received.

Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E.  USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

2)  DISTRIBUTIONS
USAA LIFE VA MONEY MARKET FUND
Net investment income is accrued daily as dividends and distributed monthly to its shareholders, the Separate Account and USAA Life. All net investment income available for distribution was distributed at December 31, 1996. Distributions of realized gains from security transactions not offset by capital losses are made annually or as otherwise required to avoid the payment of federal taxes.

USAA LIFE VA INCOME FUND, USAA LIFE VA GROWTH AND INCOME FUND,
USAA LIFE VA WORLD GROWTH FUND, AND USAA LIFE VA DIVERSIFIED ASSETS FUND Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders, the Separate Account and USAA Life, annually or as otherwise required to avoid the payment of federal taxes. At December 31, 1996, the USAA Life VA Income Fund had a capital loss carryover for federal income tax purposes of approximately $373,000 which, if not offset by subsequent capital gains will expire in 2004. It is unlikely that the Board of Trustees of the Fund will authorize a distribution of capital gains realized in the future until the capital loss carryover has been utilized or expires.

3)  Investment Transactions
Purchases and sales/maturities of securities, excluding short-term securities, for the year ended December 31, 1996 were as follows:


                                                          USAA Life VA                           USAA Life VA
                                      USAA Life VA         Growth and       USAA Life VA         Diversified
                                      Income Fund         Income Fund     World Growth Fund       Assets Fund
                                     --------------      --------------   -----------------      ------------
Purchases                              $26,358,616         $23,268,391        $22,779,498         $13,726,482
Sales/Maturities                       $25,806,726         $ 5,699,160        $16,883,836         $13,083,230

Purchases and sales/maturities of securities for the year ended December 31, 1996 for the USAA Life VA Money Market Fund were $143,824,016 and $140,509,869, respectively.

Gross unrealized appreciation and depreciation of investments as of December 31, 1996 was as follows:

                                                          USAA Life VA                           USAA Life VA
                                      USAA Life VA         Growth and       USAA Life VA         Diversified
                                      Income Fund         Income Fund     World Growth Fund       Assets Fund
                                     --------------      --------------   -----------------      ------------
Appreciation                           $1,684,223          $12,052,580        $ 7,041,529         $5,906,530
Depreciation                             (131,035)            (270,773)        (1,186,566)          (214,967)
                                       ----------          -----------        -----------         ----------
Net                                    $1,553,188          $11,781,807        $ 5,854,963         $5,691,563
                                       ==========          ===========        ===========         ==========

                                                       1996  ANNUAL REPORT  B-61

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS
               (Continued)                        December 31, 1996

4)  FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life VA World Growth Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund foregoing the opportunity for potential profit.

At December 31, 1996, the terms of open foreign currency contracts in the USAA Life VA World Growth Fund were as follows (in thousands):

                                           U.S. Dollar                               U.S. Dollar
                                              Value                                     Value           Unrealized
Exchange          Currency to be              as of           Currency to be            as of          Appreciation
  Date              Delivered               12/31/96             Received             12/31/96        (Depreciation)
--------        -------------------        -----------       ---------------         -----------      -------------
1/02/97           681 Spanish Peseta         $   5              5 U.S. Dollar          $   5             $   -
1/03/97           896 Spanish Peseta             7              7 U.S. Dollar              7                 -
1/06/97             7 Australian Dollar          6              6 U.S. Dollar              6                 -
1/06/97         6,465 Indonesian Rupiah          3              3 U.S. Dollar              3                 -
1/06/97            37 U.S. Dollar               37          4,222 Japanese Yen            36                (1)
1/07/97            11 Australian Dollar          8              8 U.S. Dollar              8                 -
1/07/97           532 Spanish Peseta             4              4 U.S. Dollar              4                 -
1/07/97           620 Spanish Peseta             5              5 U.S. Dollar              5                 -
1/07/97            18 U.S. Dollar               18          2,112 Japanese Yen            18                 -
1/08/97           826 Spanish Peseta             6              6 U.S. Dollar              6                 -
1/09/97         1,113 Spanish Peseta             9              9 U.S. Dollar              9                 -
                                             -----                                     -----             -----
                                             $ 108                                     $ 107             $  (1)
                                             =====                                     =====             =====

5)  TRANSACTIONS WITH AFFILIATES

A.  ADVISORY FEES

The investment policies of the Funds and management of the Funds' portfolios are carried out by USAA Investment Management Company (USAA IMCO). USAA IMCO is indirectly wholly owned by USAA. The Funds' advisory fees are computed on an annualized rate of .20% of the monthly average net assets of each Fund of the Trust for each calendar month. USAA Life, out of its general account, has agreed to reimburse USAA IMCO for the expenses it incurs in rendering services to the Trust, but only to the extent these expenses exceed the amount of the above advisory fees.

B.  ADMINISTRATIVE FEES

As outlined in the Underwriting and Administrative Services Agreement by and between USAA Life, the Trust and USAA IMCO, USAA Life provides certain management, administrative, legal, clerical, accounting, and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide services.

C.  EXPENSES REIMBURSED

USAA Life, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed .65% of the monthly average net assets of the USAA Life VA World Growth Fund and .35% of the monthly average net assets of each other Fund. Expenses include the advisory fees previously discussed.

D.  UNDERWRITING AND DISTRIBUTION AGREEMENT

The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that USAA IMCO will receive no commission or other fee for such services.

E.  BROKERAGE SERVICES

USAA Brokerage Services, a discount brokerage service of USAA IMCO, may execute portfolio transactions for the Funds. The amount of brokerage commissions paid to USAA Brokerage Services during the year ended December 31, 1996 for the USAA Life VA Growth and Income, USAA Life VA World Growth, and USAA Life VA Diversified Assets Funds were $2,044, $340, and $3,592, respectively.

F.  SHARE OWNERSHIP

At December 31, 1996, USAA Life owned 1,805,197 shares (78.9%) of the USAA Life VA Income Fund, 2,157,962 shares (58.1%) of the USAA Life VA Growth and Income Fund, 2,161,013 shares (73.5%) of the USAA Life VA World Growth Fund, and 1,599,499 shares (68.2%) of the USAA Life VA Diversified Assets Fund. All other shares are owned by the Separate Account.

B-62  ANNUAL REPORT  1996

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS
               (Continued)                        December 31, 1996

6)  FINANCIAL HIGHLIGHTS

    Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                                           USAA Life VA
                                        USAA Life VA                    USAA Life VA                     Growth and Income
                                     Money Market Fund                  Income Fund                            Fund
                                   -----------------------         -----------------------            ----------------------
                                   Year Ended December 31,         Year Ended December 31,            Year Ended December 31,
                                     1996           1995*            1996           1995*               1996           1995*
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
 of period                            $  1.00     $  1.00           $  11.32       $  10.00           $  12.60       $  10.00
Net investment income                     .05         .06(b)             .92            .78(b)             .26            .34(b)
Net realized and unrealized gain
 (loss)                                     -           -               (.84)          1.61               2.79           2.83
Distributions from net investment
 income                                  (.05)       (.06)              (.89)          (.76)              (.26)          (.30)
Distributions of realized capital
 gains                                      -           -                  -           (.31)              (.33)          (.27)
                                      -------     -------           --------       --------           --------       --------
Net asset value at end of
 period (000)                         $  1.00     $  1.00           $  10.51       $  11.32           $  15.06       $  12.60
                                      =======     =======           ========       ========           ========       ========
Total return (%)**                       5.25        5.69               0.67          23.88              24.13          31.72
Net assets at end of period (000)     $11,245     $ 7,802           $ 24,049       $ 25,823           $ 55,932       $ 28,761
Ratio of expenses to average net
 assets (%)                               .35(c)      .35(a)(c)          .35(c)         .35(a)(c)          .35(c)         .35(a)(c)
Ratio of net investment income
 to average net assets(%)                5.10(c)     5.55(a)(c)         6.99(c)        7.07(a)(c)         2.25(c)        2.82(a)(c)
Portfolio turnover (%)                      -           -              97.74          55.08              14.55          17.73
Average commission rate paid
 per share +                                -           -                .0500          .0400              .0490          .0489
--------------------------------------------------------------------------------------------------------------------------------

*   Funds commenced operations January 5, 1995.
** Assumes reinvestment of all dividend income and capital gains distributions during the period. Total returns for each period do not reflect insurance expenses that apply at the Separate Account level, such as risk and expense charges. These expenses would reduce the total return for the period shown.
+ Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using weighted average shares.
(c) The information contained in the above table is based on actual expenses for the period, after giving effect to reimbursements of expenses by USAA Life. Absent such reimbursements the Funds' ratios would have been:

Ratio of expenses to average
 net assets (%)                          1.24        2.29(a)             .65            .65(a)             .53            .66(a)
Ratio of net investment income
 to average net assets (%)               4.21        3.61(a)            6.69           6.77(a)            2.07           2.51(a)

                                                       1996  ANNUAL REPORT  B-63

                          USAA LIFE INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS
               (Continued)                        December 31, 1996

6)  FINANCIAL HIGHLIGHTS, CONTINUED

Per share operating performance for a share outstanding throughout each period is as follows:


                                                         USAA Life VA                           USAA Life VA
                                                      World Growth Fund                   Diversified Assets Fund
                                               --------------------------------      --------------------------------

                                                   Year Ended December 31,                 Year Ended December 31,
                                                 1996                  1995*             1996                    1995*
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         $  11.10             $  10.00         $  11.96               $  10.00
Net investment income                               .18                  .17(b)           .62                   0.55(b)
Net realized and unrealized gain (loss)            2.16                 1.79             1.10                   2.08
Distributions from net investment income           (.16)                (.16)            (.62)                  (.53)
Distributions of realized capital gains            (.51)                (.70)            (.11)                  (.14)
                                               --------             --------         --------               --------
Net asset value at end of period (000)         $  12.77             $  11.10         $  12.95               $  11.96
                                               ========             ========         ========               ========
Total return (%)**                                21.12                19.55            14.30                  26.33
Net assets at end of period (000)              $ 37,535             $ 24,706         $ 30,390               $ 26,311
Ratio of expenses to average net
 assets (%)                                         .65(c)               .65(a)(c)        .35(c)                 .35(a)(c)
Ratio of net investment income to
 average net assets(%)                             1.45(c)              1.55(a)(c)       4.46(c)                4.93(a)(c)
Portfolio turnover (%)                            57.66                78.86            43.75                  58.87
Average commission rate paid per share +            .0006                .0076            .0471                  .0482
-----------------------------------------------------------------------------------------------------------------------

*   Funds commenced operations January 5, 1995.
** Assumes reinvestment of all dividend income and capital gains distributions during the period. Total returns for each period do not reflect insurance expenses that apply at the Separate Account level, such as risk and expense charges. These expenses would reduce the total return for the period shown.
+ Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using weighted average shares.
(c) The information contained in the above table is based on actual expenses for the period, after giving effect to reimbursements of expenses by USAA Life. Absent such reimbursements the Funds' ratios would have been:


Ratio of expenses to average
 net assets (%)                                .82               .87(a)         .61                 .64(a)
Ratio of net investment income
to average net assets (%)                     1.28              1.33(a)        4.20                4.64(a)

B-64  ANNUAL REPORT  1996

                          USAA LIFE INSURANCE COMPANY

                     To discuss your investment strategy,

                the Variable Annuity's features or performance,

                   call an Account Representative toll free

                     Monday-Friday 7:15 a.m. to 8:00 p.m.

                                1-800-531-4440

                           (459-9050 in San Antonio)

                                 -------------

               If you wish to discuss your particular contract,

   transfer money from one fund account to another or select a payout option call a Service Representative toll free

                        Monday-Friday 8 a.m. to 5 p.m.

                                1-800-531-4265

                                 -------------

                       For variable annuity unit values

                         call our recorded QUOTELINE,

                         24-hours a day, 7 days a week

                                1-800-531-8233

                           (498-6860 in San Antonio)




                          [LOGO OF USAA APPEARS HERE]


                          USAA Life Insurance Company
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288

                Copyright (C) 1997, USAA. All rights reserved.